UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-09721

Registrant Name:	PIMCO Managed Accounts Trust

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Fixed Income SHares: Series C

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042		$8,730	$8,618
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		3,900	3,783
Zephyrus Capital Aviation Partners Ltd.
TBD% due 10/15/2038		7,000	6,896

Total Loan Participations and Assignments (Cost $19,527)			19,297

CORPORATE BONDS & NOTES 48.4%
BANKING & FINANCE 35.4%
ABN AMRO Bank NV
4.800% due 04/18/2026		2,400	2,418
Air Lease Corp.
3.000% due 09/15/2023		3,150	2,994
American Tower Corp.
3.500% due 01/31/2023		3,375	3,327
4.700% due 03/15/2022		1,600	1,653
Banco Santander S.A.
6.250% due 09/11/2021 •(a)(b)	EUR	400	484
Bank of America Corp.
3.419% due 12/20/2028 •		$242	227
3.499% due 05/17/2022 •		4,500	4,499
4.000% due 04/01/2024		271	274
4.100% due 07/24/2023		5,600	5,704
4.125% due 01/22/2024		15,100	15,348
5.875% due 03/15/2028 •(a)		6,700	6,650
Barclays Bank PLC
7.625% due 11/21/2022 (b)		7,900	8,578
10.000% due 05/21/2021	GBP	300	463
14.000% due 06/15/2019 •(a)		100	141
Barclays PLC
4.375% due 01/12/2026		$1,500	1,458
6.500% due 09/15/2019 •(a)(b)	EUR	400	480
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$12,800	12,902
BNP Paribas S.A.
4.400% due 08/14/2028		14,700	14,446
BPCE S.A.
5.150% due 07/21/2024		1,000	1,018
Charles Schwab Corp.
4.625% due 03/01/2022 •(a)		4,503	4,537
5.000% due 12/01/2027 •(a)		5,000	4,837
CIT Group, Inc.
4.750% due 02/16/2024		5,400	5,418
Cooperatieve Rabobank UA
4.375% due 08/04/2025		6,000	5,948
Credit Agricole S.A.
7.500% due 06/23/2026 •(a)(b)	GBP	100	144
Credit Suisse AG
6.500% due 08/08/2023 (b)		$7,216	7,722
Credit Suisse Group AG
7.500% due 07/17/2023 •(a)(b)		10,000	10,312
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		400	398
Crown Castle International Corp.
5.250% due 01/15/2023		4,000	4,196
Deutsche Bank AG
4.250% due 10/14/2021		16,375	16,311
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,472	6,576
FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,480
General Motors Financial Co., Inc.
4.250% due 05/15/2023		23,220	23,282
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		25,000	24,226
4.000% due 03/03/2024		16,700	16,755
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,200	2,995

HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,009
5.875% due 09/28/2026 •(a)(b)	GBP	10,400	13,657
6.250% due 03/23/2023 •(a)(b)		$7,000	6,982
6.375% due 09/17/2024 •(a)(b)		1,200	1,193
Intesa Sanpaolo SpA
3.375% due 01/12/2023		10,400	9,635
JPMorgan Chase & Co.
3.625% due 05/13/2024		900	894
5.809% (US0003M + 3.470%) due 10/30/2018 ~(a)		30,900	31,070
Karntner Ausgleichszahlungs-Fonds
0.000% due 01/01/2023 «	EUR	1,402	88
Lincoln Finance Ltd.
6.875% due 04/15/2021		3,300	3,973
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(a)(b)	GBP	7,300	9,685
MetLife Capital Trust
7.875% due 12/15/2067		$600	738
Morgan Stanley
3.700% due 10/23/2024		10,000	9,851
3.737% due 04/24/2024 •		6,400	6,361
3.875% due 04/29/2024		1,000	996
4.000% due 07/23/2025		6,900	6,880
Navient Corp.
5.500% due 01/15/2019		1,500	1,509
5.875% due 03/25/2021		5,255	5,397
7.250% due 01/25/2022		12,700	13,446
8.000% due 03/25/2020		1,950	2,066
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~		7,700	7,735
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(a)(b)		1,800	1,847
8.625% due 08/15/2021 •(a)(b)		17,400	18,683
Santander UK Group Holdings PLC
2.875% due 08/05/2021		3,100	3,021
SLM Student Loan Trust
1.350% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	7,810	9,692
Springleaf Finance Corp.
6.125% due 05/15/2022		$7,700	7,956
State Street Corp.
5.625% due 12/15/2023 •(a)		14,000	14,087
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	388	561
5.744% due 04/13/2040		1,069	1,596
5.801% due 10/13/2040		6,951	10,453
UBS AG
4.750% due 02/12/2026 •(b)	EUR	400	504
7.625% due 08/17/2022 (b)		$4,000	4,466
Wells Fargo & Co.
3.450% due 02/13/2023		5,400	5,308
3.572% (US0003M + 1.230%) due 10/31/2023 ~		10,000	10,204
6.104% (US0003M + 3.770%) due 12/15/2018 ~(a)		12,417	12,599

			456,343

INDUSTRIALS 10.6%
Bacardi Ltd.
4.450% due 05/15/2025		5,000	4,990
Bayer U.S. Finance LLC
4.375% due 12/15/2028		6,900	6,770
BMW U.S. Capital LLC
2.819% (US0003M + 0.500%) due 08/13/2021 ~		15,300	15,345
Braskem Finance Ltd.
5.750% due 04/15/2021		1,600	1,651
Campbell Soup Co.
3.650% due 03/15/2023		5,800	5,693
Charter Communications Operating LLC
4.908% due 07/23/2025		800	813
CVS Health Corp.
4.100% due 03/25/2025		2,850	2,845
4.300% due 03/25/2028		10,000	9,920
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		157	158
Ecopetrol S.A.
5.875% due 09/18/2023		2,500	2,670
Energy Transfer Partners LP
9.700% due 03/15/2019		300	309
Equifax, Inc.
3.184% (US0003M + 0.870%) due 08/15/2021 ~		4,050	4,076
General Electric Co.
5.000% due 01/21/2021 •(a)		1,250	1,220
General Mills, Inc.
3.700% due 10/17/2023		4,000	3,979
4.000% due 04/17/2025		4,600	4,558

Gerdau Trade, Inc.
5.750% due 01/30/2021	1,300	1,359
GLP Capital LP
5.250% due 06/01/2025	2,350	2,399
5.300% due 01/15/2029	3,150	3,163
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	300	301
3.950% due 09/01/2022	1,000	1,007
6.850% due 02/15/2020	3,000	3,142
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	2,695	2,608
Magellan Health, Inc.
4.400% due 09/22/2024	8,500	8,221
Marvell Technology Group Ltd.
4.875% due 06/22/2028	6,050	6,090
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023	1,019	1,096
7.150% due 04/01/2021 «	8,922	8,922
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	11,800	12,196
Rockies Express Pipeline LLC
5.625% due 04/15/2020	100	103
Sands China Ltd.
4.600% due 08/08/2023	15,400	15,434
SES Global Americas Holdings GP
2.500% due 03/25/2019	400	399
Syngenta Finance NV
4.441% due 04/24/2023	2,500	2,487
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,800	1,772

		135,696

UTILITIES 2.4%
AT&T, Inc.
3.514% (US0003M + 1.180%) due 06/12/2024 ~	5,500	5,529
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	2,025	1,992
Verizon Communications, Inc.
4.500% due 08/10/2033	12,000	11,934
4.672% due 03/15/2055	8,000	7,591
Vodafone Group PLC
3.750% due 01/16/2024	4,150	4,108

		31,154

Total Corporate Bonds & Notes (Cost $626,145)		623,193

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	200	201
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	670	719
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	201
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	1,095	1,208

		2,329

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	1,235	1,271

Total Municipal Bonds & Notes (Cost $3,481)		3,600

U.S. GOVERNMENT AGENCIES 35.2%
Fannie Mae
4.500% due 08/01/2039 - 11/01/2041	263	273
Fannie Mae, TBA
3.000% due 10/01/2033 - 11/01/2033	37,000	36,511
3.500% due 10/01/2033 - 11/01/2048	349,400	344,685
4.000% due 10/01/2048 - 11/01/2048	21,000	21,177
5.000% due 10/01/2048 - 11/01/2048	33,000	34,614
Freddie Mac
6.500% due 01/01/2038 - 10/01/2038	50	55
Ginnie Mae
2.850% due 02/20/2066	2,528	2,536
3.375% due 01/20/2022 ~	2	2

Tennessee Valley Authority
7.125% due 05/01/2030		10,000	13,481

Total U.S. Government Agencies (Cost $454,800)			453,334

U.S. TREASURY OBLIGATIONS 16.2%
U.S. Treasury Notes
1.875% due 01/31/2022 (d)(f)(h)		164,900	159,550
2.750% due 02/28/2025 (f)(h)		50,000	49,292

Total U.S. Treasury Obligations (Cost $214,581)			208,842

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Banc of America Funding Trust
3.929% due 01/20/2047 ^~		60	58
Bear Stearns Adjustable Rate Mortgage Trust
3.124% due 05/25/2034 ~		23	22
4.180% due 10/25/2033 ~		28	29
Bear Stearns ALT-A Trust
3.906% due 02/25/2036 ^~		619	549
BSPRT Issuer Ltd.
3.508% due 06/15/2027 •		6,124	6,139
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •		127	129
4.240% due 09/25/2035 •		111	113
Civic Mortgage LLC
3.892% due 06/25/2022 Ø		1,907	1,908
Cordusio RMBS SRL
0.000% due 06/30/2035 •	EUR	35	40
Countrywide Alternative Loan Trust
2.416% due 05/25/2036 •		$56	50
6.000% due 08/25/2034		7,511	7,892
Countrywide Home Loan Mortgage Pass-Through Trust
2.856% due 03/25/2035 •		111	102
3.912% due 08/25/2034 ^~		16	15
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.648% due 07/25/2033 ~		4	4
Downey Savings & Loan Association Mortgage Loan Trust
2.428% due 08/19/2045 •		775	745
3.894% due 07/19/2044 ~		501	511
Eurosail PLC
1.750% due 06/13/2045 •	GBP	2,468	3,196
GreenPoint Mortgage Funding Trust
2.676% due 06/25/2045 •		$1,789	1,675
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.769% due 10/25/2033 ~		3	3
GSR Mortgage Loan Trust
3.830% due 03/25/2033 •		21	21
3.902% due 09/25/2035 ~		179	183
4.099% due 09/25/2035 ~		388	400
HarborView Mortgage Loan Trust
2.358% due 01/19/2038 •		154	153
2.505% due 06/20/2035 •		251	249
HomeBanc Mortgage Trust
2.476% due 01/25/2036 •		1,084	1,074
3.270% due 04/25/2037 ^~		80	75
JPMorgan Mortgage Trust
3.806% due 11/25/2033 ~		27	27
3.919% due 07/25/2035 ~		370	385
4.219% due 02/25/2035 ~		23	23
4.229% due 07/25/2035 ~		243	245
LMREC, Inc.
2.696% due 11/24/2031 «•		21,000	21,000
3.192% due 02/22/2032 •		4,500	4,510
Morgan Stanley Mortgage Loan Trust
4.320% due 08/25/2034 ~		2,277	2,316
RBSSP Resecuritization Trust
2.573% due 09/26/2034 •		689	681
2.573% due 04/26/2037 •		1,090	1,086
Residential Accredit Loans, Inc. Trust
2.426% due 04/25/2046 •		923	484
Structured Adjustable Rate Mortgage Loan Trust
4.231% due 02/25/2034 ~		45	45
Structured Asset Mortgage Investments Trust
2.836% due 09/25/2045 •		635	611
Uropa Securities PLC
1.002% due 06/10/2059 •	GBP	8,092	10,210
1.152% due 06/10/2059 •		1,869	2,322
1.352% due 06/10/2059 •		1,462	1,825
1.552% due 06/10/2059 •		1,558	1,910
WaMu Mortgage Pass-Through Certificates Trust
2.526% due 01/25/2045 •		$88	89
2.845% due 02/25/2046 •		597	598
2.956% due 11/25/2034 •		912	909

Wells Fargo Mortgage-Backed Securities Trust
3.740% due 03/25/2036 ~		170	166

Total Non-Agency Mortgage-Backed Securities (Cost $72,576)			74,777

ASSET-BACKED SECURITIES 29.6%
Ally Master Owner Trust
3.290% due 05/15/2023		5,000	5,009
Ameriquest Mortgage Securities Trust
2.606% due 03/25/2036 •		100	100
Arbor Realty Commercial Real Estate Notes Ltd.
3.458% due 04/15/2027 •		11,900	11,951
Atrium Corp.
3.177% due 04/22/2027 •		5,650	5,629
3.697% due 10/23/2024 •		10,000	10,012
Bear Stearns Asset-Backed Securities Trust
2.416% due 12/25/2036 •		906	905
2.626% due 12/25/2035 •		216	216
3.216% due 10/25/2037 •		247	249
Cent CLO Ltd.
3.753% due 11/07/2026 •		5,400	5,406
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.146% due 05/25/2035 •		3,499	3,479
Conseco Finance Corp.
6.220% due 03/01/2030		66	70
6.530% due 02/01/2031 ~		2,088	2,025
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		6,678	6,757
Denali Capital CLO LLC
3.385% due 10/26/2027 •		22,470	22,473
Dryden Senior Loan Fund
3.239% due 10/15/2027 •		8,300	8,304
ECAF Ltd.
3.473% due 06/15/2040		498	494
4.947% due 06/15/2040		456	458
ECMC Group Student Loan Trust
2.966% due 02/27/2068 •		9,484	9,494
First Franklin Mortgage Loan Trust
2.951% due 09/25/2035 •		460	463
First NLC Trust
2.921% due 12/25/2035 •		508	511
Gallatin CLO Ltd.
3.389% (US0003M + 1.050%) due 07/15/2027 ~		13,600	13,616
Greystone Commercial Real Estate Ltd.
3.708% due 03/15/2027 •		17,900	17,866
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	2,150	2,485
Home Equity Asset Trust
3.416% due 10/25/2033 •		$521	515
ICG U.S. CLO Ltd.
3.189% due 01/16/2028 •		5,600	5,601
Jamestown CLO Ltd.
3.556% due 01/17/2027 •		12,252	12,265
Jubilee CLO BV
0.481% due 12/15/2029 •	EUR	12,850	14,890
KVK CLO Ltd.
3.489% due 01/15/2026 •		$14,372	14,380
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •		14,000	13,985
M360 Advisors LLC
4.395% due 07/24/2028		5,000	5,007
Merrill Lynch Mortgage Investors Trust
2.336% due 02/25/2037 •		176	80
METAL LLC
4.581% due 10/15/2042		3,212	3,224
Morgan Stanley ABS Capital, Inc. Trust
2.861% due 09/25/2035 •		406	407
Morgan Stanley Mortgage Loan Trust
2.576% due 04/25/2037 •		125	64
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •		7,000	6,980
Navient Student Loan Trust
3.266% due 12/27/2066 •		17,475	17,731
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		9,260	9,262
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.101% due 09/25/2035 •		1,000	1,009
OCP CLO Ltd.
3.139% due 07/15/2027 •		3,300	3,286
OFSI Fund Ltd.
2.989% due 03/20/2025 •		3,992	3,995
Palmer Square CLO Ltd.
3.556% due 10/17/2027 •		18,600	18,599
Prosper Marketplace Issuance Trust
3.350% due 10/15/2024		5,600	5,600

Residential Asset Securities Corp. Trust
2.856% due 08/25/2035 •		6,189	6,130
RMAT LP
4.090% due 05/25/2048 Ø		4,223	4,218
S-Jets Ltd.
3.967% due 08/15/2042		5,789	5,759
SLM Student Loan Trust
1.350% due 03/15/2038 •	GBP	22,460	28,679
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		$1,882	1,884
Structured Asset Investment Loan Trust
2.906% due 06/25/2035 •		265	266
2.921% due 03/25/2034 •		3,462	3,433
Structured Asset Securities Corp. Mortgage Loan Trust
2.556% due 02/25/2036 •		1,000	1,003
2.891% due 11/25/2035 •		1,200	1,205
Symphony CLO Ltd.
3.219% due 04/15/2028 •		9,600	9,601
Telos CLO Ltd.
3.286% due 04/17/2028 •		2,950	2,950
TICP CLO Ltd.
3.199% due 04/20/2028 •		12,450	12,398
Venture CLO Ltd.
3.219% due 04/15/2027 •		23,000	22,891
VOLT LLC
3.000% due 10/25/2047 Ø		9,138	9,060
3.125% due 06/25/2047 Ø		2,780	2,764
3.250% due 05/25/2047 Ø		2,627	2,619
Wells Fargo Home Equity Asset-Backed Securities Trust
3.101% due 11/25/2035 •		1,500	1,508
3.266% due 10/25/2034 •		220	216

Total Asset-Backed Securities (Cost $378,504)			381,436

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
3.875% due 04/23/2023		9,000	9,080

Total Sovereign Issues (Cost $8,944)			9,080

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%			2,785

Total Short-Term Instruments (Cost $2,785)			2,785

Total Investments in Securities (Cost $1,781,343)			1,776,344

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		13,333	132

Total Short-Term Instruments (Cost $132)			132

Total Investments in Affiliates (Cost $132)			132

Total Investments 137.9% (Cost $1,781,475)			$1,776,476
Financial Derivative Instruments (e)(g) (0.2)% (Cost or Premiums, net $2,759)			(1,938)
Other Assets and Liabilities, net (37.7)%			(485,861)

Net Assets 100.0%			$1,288,677

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(b)	Contingent convertible security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$2,785	U.S. Treasury Notes 2.750% due 07/31/2023	$(2,841)	$2,785	$2,785

Total Repurchase Agreements						$(2,841)	$2,785	$2,785

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.150%	08/09/2018	10/12/2018	$(14,938)	$(14,985)
BOS	2.180	08/08/2018	11/08/2018	(4,559)	(4,574)
	2.350	09/28/2018	10/01/2018	(3,496)	(3,497)
BSN	2.110	08/02/2018	10/05/2018	(4,263)	(4,278)
GRE	2.240	08/22/2018	11/20/2018	(4,577)	(4,588)
	2.450	09/28/2018	10/05/2018	(5,917)	(5,918)

Total Reverse Repurchase Agreements					$(37,840)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	2.130%	08/14/2018	10/17/2018	$(30,579)	$(30,665)

Total Sale-Buyback Transactions					$(30,665)

(d)	Securities with an aggregate market value of $68,019 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(229,767) at a weighted average interest rate of 1.637%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(29) of deferred price drop.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$107.250	11/23/2018	1,192	$1,192	$10	$1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	108.000	11/23/2018	21	21	0	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	110.000	11/23/2018	462	462	4	1

Total Purchased Options					$14	$2

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,635	$395,915	$(861)	$82	$0
Euro-Bund 10-Year Bond December Futures	12/2018	543	100,109	(890)	473	0
U.S. Treasury 5-Year Note December Futures	12/2018	2,002	225,178	(1,788)	109	0

				$(3,539)	$664	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond December Futures	12/2018	800	$(140,301)	$1,063	$9	$(446)

Total Futures Contracts				$(2,476)	$673	$(446)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.861%	$30,500	$3,769	$705	$4,474	$0	$(22)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.766	11,000	1,997	(312)	1,685	7	0
Kinder Morgan, Inc.	1.000	Quarterly	06/20/2021	0.243	8,900	(182)	362	180	0	(2)
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.310	1,100	(37)	61	24	0	0

						$5,547	$816	$6,363	$7	$(24)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$46,800	$2,829	$880	$3,709	$19	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020		$600,000	$(9,368)	$(143)	$(9,511)	$143	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		78,400	3,027	245	3,272	0	(38)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		256,700	1,879	22,636	24,515	0	(121)
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		91,000	(390)	1,677	1,287	0	(42)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	46,000	791	369	1,160	0	(73)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	6,290,000	(80)	199	119	10	0

							$(4,141)	$24,983	$20,842	$153	$(274)

Total Swap Agreements							$4,235	$26,679	$30,914	$179	$(298)

(f)

Securities with an aggregate market value of $20,876 and cash of $20,953 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	$	25,215	AUD	34,746	$0	$(99)
	11/2018	AUD	34,746		$25,220	99	0
BPS	10/2018	$	24,076	EUR	20,441	0	(343)
	10/2018		425	PLN	1,602	9	0
	11/2018	EUR	20,441		$24,135	344	0
	12/2018	KRW	3,199,711		2,864	0	(26)
	12/2018	TWD	1,450,703		47,583	0	(190)
CBK	10/2018	EUR	20,020		23,404	160	0
	10/2018	$	3,034	GBP	2,310	0	(23)
	10/2018		247	MXN	4,806	9	0
	10/2018		5,407	TRY	33,698	112	0
	11/2018	MXN	270,714		$14,313	0	(56)
GLM	10/2018	AUD	34,746		25,140	24	0
	10/2018	EUR	421		488	0	(1)
	11/2018	GBP	10,263		13,499	104	0
	11/2018	$	12,244	RUB	788,736	0	(257)
	12/2018		5,298	COP	16,521,287	270	0
IND	11/2018		7,674		23,484,833	249	0
JPM	10/2018	JPY	349,178		$3,094	21	0
	10/2018	$	76,354	GBP	57,959	0	(811)
	10/2018		24,785	MXN	466,033	25	0
	11/2018	GBP	57,959		$76,458	811	0
	11/2018	$	3,101	JPY	349,178	0	(21)
	11/2018		233	ZAR	3,135	0	(12)
MSB	12/2018		25,210	INR	1,786,776	0	(796)
SCX	12/2018		16,641	IDR	247,371,645	0	(204)
SOG	10/2018	GBP	60,269		$77,672	0	(882)
SSB	10/2018	$	3,147	JPY	349,178	0	(73)
TOR	11/2018		680	MXN	13,253	23	0

Total Forward Foreign Currency Contracts						$2,260	$(3,794)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	$70.000	11/06/2018	$265,000	$10	$0

Total Purchased Options					$10	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	UBS AG	(1.000)%	Quarterly	09/20/2022	0.628%	$2,800	$(16)	$(24)	$0	$(40)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	2.130%	$9,250	$(644)	$290	$0	$(354)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	500	(5)	2	0	(3)
BRC	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.785	19,800	(519)	675	156	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.674	800	66	27	93	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	6,800	(275)	(137)	0	(412)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	7,400	(69)	67	0	(2)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.674	500	43	15	58	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	9,300	(67)	65	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	700	(7)	3	0	(4)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	700	(7)	3	0	(4)

							$(1,484)	$1,010	$307	$(781)

Total Swap Agreements							$(1,500)	$986	$307	$(821)

(h)

Securities with an aggregate market value of $3,325 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$6,896	$8,618	$3,783	$19,297
Corporate Bonds & Notes
Banking & Finance	0	456,255	88	456,343
Industrials	0	126,774	8,922	135,696
Utilities	0	31,154	0	31,154
Municipal Bonds & Notes
Illinois	0	2,329	0	2,329
Texas	0	1,271	0	1,271
U.S. Government Agencies	0	453,334	0	453,334
U.S. Treasury Obligations	0	208,842	0	208,842
Non-Agency Mortgage-Backed Securities	0	53,777	21,000	74,777
Asset-Backed Securities	0	381,436	0	381,436
Sovereign Issues	0	9,080	0	9,080
Short-Term Instruments
Repurchase Agreements	0	2,785	0	2,785
	$6,896	$1,735,655	$33,793	$1,776,344

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$132	$0	$0	$132

Total Investments	$7,028	$1,735,655	$33,793	$1,776,476

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	673	181	0	854
Over the counter	0	2,567	0	2,567
	$673	$2,748	$0	$3,421

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(446)	(298)	0	(744)
Over the counter	0	(4,615)	0	(4,615)

	$(446)	$(4,913)	$0	$(5,359)

Total Financial Derivative Instruments	$227	$(2,165)	$0	$(1,938)

Totals	$7,255	$1,733,490	$33,793	$1,774,538

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 12/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$30,917	$0	$(18,391)	$33	$491	$(649)	$0	$(8,618)	$3,783	$(124)
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	88	0	0	88	88
Industrials	199	0	(196)	(2)	(7)	6	8,922	0	8,922	0
Non-Agency Mortgage-Backed Securities	21,210	0	0	0	0	(210)	0	0	21,000	(210)

Totals	$52,326	$0	$(18,587)	$31	$484	$(765)	$8,922	$(8,618)	$33,793	$(246)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$3,783	Proxy Pricing	Base Price	97.000
Corporate Bonds & Notes
Banking & Finance	88	Other Valuation Techniques (2)	—	—
Industrials	8,922	Third Party Vendor	Broker Quote	100.000
Non-Agency Mortgage-Backed Securities	21,000	Third Party Vendor	Broker Quote	100.000

Total	$33,793

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series LD

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 233.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Las Vegas Sands LLC
3.992% due 03/27/2025	$245	$245
Qatar National Bank SAQ
3.234% due 12/22/2020 «	1,000	990

Total Loan Participations and Assignments (Cost $1,238)		1,235

CORPORATE BONDS & NOTES 121.5%
BANKING & FINANCE 65.2%
AerCap Ireland Capital DAC
4.250% due 07/01/2020 (f)	500	505
4.625% due 10/30/2020 (f)	500	510
Air Lease Corp.
2.750% due 01/15/2023 (f)	1,300	1,234
4.750% due 03/01/2020 (f)	500	509
Aircastle Ltd.
5.500% due 02/15/2022	1,500	1,560
Ally Financial, Inc.
3.250% due 11/05/2018	200	200
3.500% due 01/27/2019	300	300
4.125% due 03/30/2020	300	302
8.000% due 03/15/2020	200	213
Aozora Bank Ltd.
2.750% due 03/09/2020 (f)	1,000	988
Athene Global Funding
3.566% (US0003M + 1.230%) due 07/01/2022 ~(f)	900	917
Aviation Capital Group LLC
2.875% due 01/20/2022 (f)	800	775
4.125% due 08/01/2025	400	393
6.750% due 04/06/2021 (f)	250	267
Barclays PLC
2.750% due 11/08/2019	1,000	995
8.250% due 12/15/2018 •(c)(d)	1,300	1,313
BGC Partners, Inc.
5.125% due 05/27/2021 (f)	300	308
BOC Aviation Ltd.
2.375% due 09/15/2021 (f)	400	381
3.000% due 03/30/2020 (f)	850	843
3.000% due 05/23/2022	1,300	1,250
3.875% due 05/09/2019	294	295
Cantor Fitzgerald LP
6.500% due 06/17/2022 (f)	200	212
7.875% due 10/15/2019 (f)	300	312
CIT Group, Inc.
5.375% due 05/15/2020	600	618
Citigroup, Inc.
3.292% (US0003M + 0.950%) due 07/24/2023 ~(f)	1,500	1,510
3.576% (US0003M + 1.250%) due 07/01/2026 ~	500	505
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022 (f)	850	846
Danske Bank A/S
3.394% (US0003M + 1.060%) due 09/12/2023 ~(f)	1,500	1,487
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	116	117
Five Corners Funding Trust
4.419% due 11/15/2023 (f)	500	514
Ford Motor Credit Co. LLC
2.681% due 01/09/2020 (f)	2,000	1,980
General Motors Financial Co., Inc.
3.500% due 07/10/2019 (f)	2,000	2,009
Goodman HK Finance
4.375% due 06/19/2024	1,100	1,098
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020 (f)	350	361
HSBC Holdings PLC
2.984% (US0003M + 0.650%) due 09/11/2021 ~(f)	2,500	2,504
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	1,000	985
ICICI Bank Ltd.
3.125% due 08/12/2020	300	295
3.500% due 03/18/2020 (f)	400	397

International Lease Finance Corp.
6.250% due 05/15/2019 (f)		200	204
8.250% due 12/15/2020 (f)		250	273
JPMorgan Chase & Co.
5.809% (US0003M + 3.470%) due 10/30/2018 ~(c)		900	905
LeasePlan Corp. NV
2.875% due 01/22/2019 (f)		600	600
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(c)(d)	GBP	1,050	1,393
Macquarie Bank Ltd.
2.600% due 06/24/2019		$100	100
Mitsubishi UFJ Financial Group, Inc.
3.195% (US0003M + 0.860%) due 07/26/2023 ~		2,000	2,007
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		1,000	957
2.750% due 10/21/2020		300	295
Mizuho Financial Group, Inc.
3.251% (US0003M + 0.940%) due 02/28/2022 ~(f)		1,400	1,412
Navient Corp.
4.875% due 06/17/2019		1,000	1,008
5.500% due 01/15/2019		500	503
8.000% due 03/25/2020		500	530
Nomura Holdings, Inc.
6.700% due 03/04/2020 (f)		623	652
ORIX Corp.
2.900% due 07/18/2022 (f)		1,200	1,161
Qatari Diar Finance Co.
5.000% due 07/21/2020		600	616
QNB Finance Ltd.
2.125% due 09/07/2021		200	191
3.788% (US0003M + 1.450%) due 08/11/2021 ~		600	598
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •		600	582
3.784% (US0003M + 1.470%) due 05/15/2023 ~(f)		700	705
3.923% (US0003M + 1.550%) due 06/25/2024 ~		500	503
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,000	988
Santander UK PLC
2.350% due 09/10/2019 (f)		200	199
3.400% due 06/01/2021		1,100	1,096
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,000	1,013
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021 (f)		700	675
2.650% due 07/15/2021		600	579
3.000% due 07/15/2022 (f)		300	288
Springleaf Finance Corp.
8.250% due 12/15/2020		200	218
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~		600	602
3.622% due 04/17/2019 (f)		800	801
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		500	499
Suncorp-Metway Ltd.
2.100% due 05/03/2019 (f)		500	498
VEREIT Operating Partnership LP
3.000% due 02/06/2019 (f)		500	500
WEA Finance LLC
2.700% due 09/17/2019 (f)		500	499

			53,458

INDUSTRIALS 43.7%
Allergan Sales LLC
5.000% due 12/15/2021 (f)		400	415
AP Moller - Maersk A/S
2.550% due 09/22/2019 (f)		400	397
Aptiv PLC
3.150% due 11/19/2020 (f)		700	695
Arrow Electronics, Inc.
3.500% due 04/01/2022 (f)		600	590
BAT Capital Corp.
3.194% (US0003M + 0.880%) due 08/15/2022 ~(f)		1,500	1,513
Bayer U.S. Finance LLC
2.750% due 07/15/2021		100	97
BMW U.S. Capital LLC
2.819% (US0003M + 0.500%) due 08/13/2021 ~(f)		1,500	1,504
Boral Finance Pty. Ltd.
3.000% due 11/01/2022 (f)		600	578
Central Nippon Expressway Co. Ltd.
3.182% (US0003M + 0.850%) due 09/14/2021 ~(f)		1,400	1,413
Charter Communications Operating LLC
3.986% (US0003M + 1.650%) due 02/01/2024 ~		300	306
4.464% due 07/23/2022		1,200	1,221

Crown Castle Towers LLC
3.222% due 05/15/2042 (f)	300	294
CVS Health Corp.
3.350% due 03/09/2021	1,000	999
3.500% due 07/20/2022 (f)	200	199
D.R. Horton, Inc.
3.750% due 03/01/2019	200	200
4.000% due 02/15/2020 (f)	300	302
4.375% due 09/15/2022 (f)	1,000	1,014
Dell International LLC
4.420% due 06/15/2021	400	406
5.450% due 06/15/2023 (f)	400	421
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	133	139
Delta Air Lines, Inc.
3.625% due 03/15/2022	1,400	1,384
DISH DBS Corp.
7.875% due 09/01/2019	300	311
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~(f)	1,000	1,000
Ecopetrol S.A.
7.625% due 07/23/2019	1,500	1,558
Energy Transfer Partners LP
9.000% due 04/15/2019 (f)	200	206
Flex Ltd.
4.625% due 02/15/2020 (f)	300	304
General Electric Co.
5.000% due 01/21/2021 •(c)	2,000	1,952
General Mills, Inc.
3.346% (US0003M + 1.010%) due 10/17/2023 ~	100	101
Georgia-Pacific LLC
3.734% due 07/15/2023 (f)	200	201
Imperial Brands Finance PLC
2.950% due 07/21/2020 (f)	650	644
Kansas City Southern
3.000% due 05/15/2023 (f)	1,500	1,444
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	171	166
Masco Corp.
5.950% due 03/15/2022	76	81
7.125% due 03/15/2020	52	55
McCormick & Co., Inc.
3.150% due 08/15/2024 (f)	1,400	1,347
MGM Resorts International
6.750% due 10/01/2020	300	316
8.625% due 02/01/2019	400	408
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019 (f)	400	400
Mylan NV
3.150% due 06/15/2021 (f)	1,400	1,379
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018 (f)	1,100	1,100
Pacific National Finance Pty Ltd.
4.625% due 09/23/2020 (f)	700	708
Pioneer Natural Resources Co.
3.450% due 01/15/2021 (f)	300	300
QUALCOMM, Inc.
2.600% due 01/30/2023 (f)	1,700	1,635
Reynolds American, Inc.
4.000% due 06/12/2022 (f)	600	604
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	700	728
6.250% due 03/15/2022 (f)	300	323
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	100	97
Sky PLC
3.125% due 11/26/2022 (f)	1,000	980
Syngenta Finance NV
3.933% due 04/23/2021	200	199
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020 (f)	850	874
5.877% due 07/15/2019 (f)	200	204
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	400	388
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019 (f)	500	492
Universal Health Services, Inc.
3.750% due 08/01/2019	100	101

WestJet Airlines Ltd.
3.500% due 06/16/2021 (f)	1,100	1,083

		35,776

UTILITIES 12.6%
AT&T, Inc.
3.209% (US0003M + 0.890%) due 02/15/2023 ~(f)	1,100	1,091
3.514% (US0003M + 1.180%) due 06/12/2024 ~	300	302
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	198
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018 (f)	400	403
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021 (f)	300	315
Enel Finance International NV
4.250% due 09/14/2023	200	197
FirstEnergy Corp.
2.850% due 07/15/2022	700	677
KT Corp.
2.625% due 04/22/2019	200	199
NextEra Energy Capital Holdings, Inc.
2.861% (US0003M + 0.550%) due 08/28/2021 ~(f)	1,800	1,800
Pennsylvania Electric Co.
5.200% due 04/01/2020	800	819
Plains All American Pipeline LP
2.600% due 12/15/2019	500	496
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	800	795
Telstra Corp. Ltd.
3.125% due 04/07/2025	100	95
Verizon Communications, Inc.
3.414% (US0003M + 1.100%) due 05/15/2025 ~(f)	1,100	1,110
Vodafone Group PLC
3.329% (US0003M + 0.990%) due 01/16/2024 ~(f)	1,800	1,806

		10,303

Total Corporate Bonds & Notes (Cost $100,477)		99,537

MUNICIPAL BONDS & NOTES 1.4%
PENNSYLVANIA 1.4%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.465% (US0003M + 0.130%) due 10/25/2036 ~	1,181	1,174

Total Municipal Bonds & Notes (Cost $1,161)		1,174

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
2.866% due 09/25/2023	1	1
2.880% due 09/25/2022	19	19
3.000% due 03/01/2042	182	176
Freddie Mac
6.158% due 01/15/2022	12	12
Ginnie Mae
2.615% due 10/20/2037	47	47
2.760% due 08/20/2061 (f)	83	83
2.880% due 05/20/2066	178	181

Total U.S. Government Agencies (Cost $522)		519

U.S. TREASURY OBLIGATIONS 69.6%
U.S. Treasury Inflation Protected Securities (b)
0.750% due 07/15/2028 (f)	1,004	989
U.S. Treasury Notes
2.625% due 07/31/2020 (f)	56,200	56,023

Total U.S. Treasury Obligations (Cost $57,151)		57,012

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
American Home Mortgage Investment Trust
2.796% due 02/25/2045 •	1	1
Banc of America Funding Trust
2.465% due 02/20/2035 •	12	12
4.746% due 09/20/2034 ~	72	74
Bear Stearns Adjustable Rate Mortgage Trust
3.814% due 01/25/2034 ~	9	9
3.983% due 04/25/2033 ~	36	37
4.467% due 11/25/2034 ~	59	59
Citicorp Mortgage Securities Trust
5.500% due 08/25/2021	1	1
Citigroup Mortgage Loan Trust
4.820% due 10/25/2035 •	7	7

Countrywide Alternative Loan Trust
2.376% due 07/25/2036 •	147	143
Credit Suisse First Boston Mortgage Securities Corp.
3.757% due 06/25/2033 ~	19	19
6.500% due 04/25/2033	67	69
GSR Mortgage Loan Trust
3.902% due 09/25/2035 ~	7	7
4.592% due 08/25/2033 •	120	121
Holmes Master Issuer PLC
2.561% due 10/15/2054 •	1,500	1,501
Impac CMB Trust
2.856% due 03/25/2035 •	388	380
3.216% due 07/25/2033 •	297	291
JPMorgan Mortgage Trust
3.815% due 06/25/2035 ~	19	19
3.955% due 02/25/2034 ~	45	47
4.134% due 04/25/2035 ~	184	188
4.219% due 02/25/2035 ~	5	5
4.326% due 09/25/2034 ~	9	9
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.638% due 06/15/2030 •	21	21
2.767% due 10/20/2029 •	14	14
Merrill Lynch Mortgage Investors Trust
2.676% due 04/25/2029 •	7	7
2.856% due 10/25/2028 •	6	6
3.539% due 02/25/2035 ~	149	155
Morgan Stanley Mortgage Loan Trust
4.246% due 11/25/2034 ~	9	10
Motel 6 Trust
3.078% due 08/15/2034 •	872	873
Prime Mortgage Trust
2.616% due 02/25/2034 •	9	8
Sequoia Mortgage Trust
2.868% due 10/19/2026 •	74	75
2.925% due 10/20/2027 •	14	13
Structured Asset Mortgage Investments Trust
2.748% due 07/19/2034 •	47	47
2.828% due 09/19/2032 •	12	12
6.480% due 06/25/2029 ~	6	6
Structured Asset Securities Corp. Mortgage Loan Trust
2.816% due 10/25/2027 •	9	9
Thornburg Mortgage Securities Trust
2.856% due 09/25/2043 •	8	8
3.572% due 04/25/2045 ~	35	35
WaMu Mortgage Pass-Through Certificates Trust
2.486% due 12/25/2045 •	221	224
2.506% due 10/25/2045 •	37	38
2.616% due 06/25/2044 •	30	30
2.956% due 11/25/2034 •	74	74
3.245% due 06/25/2042 •	8	8
Wells Fargo Commercial Mortgage Trust
2.998% due 12/13/2031 •	1,000	1,002
Wells Fargo Mortgage-Backed Securities Trust
4.374% due 12/25/2034 ~	116	122
4.510% due 10/25/2033 ~	49	49
Wells Fargo-RBS Commercial Mortgage Trust
3.608% due 06/15/2044 •	1,800	1,831

Total Non-Agency Mortgage-Backed Securities (Cost $7,586)		7,676

ASSET-BACKED SECURITIES 22.0%
Allegro CLO Ltd.
3.559% due 01/30/2026 •	350	351
Amortizing Residential Collateral Trust
3.216% due 10/25/2034 •	296	297
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.256% due 04/25/2034 •	101	101
Babson CLO Ltd.
3.486% due 10/17/2026 •	600	601
Bear Stearns Asset-Backed Securities Trust
2.966% due 03/25/2035 •	1,000	980
3.016% due 10/27/2032 •	40	39
3.416% due 01/25/2045 •	554	552
Chase Funding Trust
2.956% due 10/25/2032 •	68	67
Colony American Finance Ltd.
2.544% due 06/15/2048	156	153
Colony Starwood Homes Trust
3.658% due 07/17/2033 •	120	121
Delta Funding Home Equity Loan Trust
2.978% due 09/15/2029 •	6	6
GSAA Home Equity Trust
2.856% due 12/25/2034 •	12	12
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •	1,000	998

3.463% due 04/18/2026 •	834	834
KVK CLO Ltd.
3.489% due 01/15/2026 •	402	403
LCM LP
3.379% due 10/20/2027 •(a)	250	250
Monarch Grove CLO
3.215% due 01/25/2028 •	1,500	1,492
New Century Home Equity Loan Trust
3.146% due 11/25/2034 •	902	906
NovaStar Mortgage Funding Trust
2.876% due 01/25/2036 •	1,500	1,494
OneMain Financial Issuance Trust
2.570% due 07/18/2025	3	3
RAAC Trust
2.766% due 01/25/2046 •	1,000	993
Regatta Funding Ltd.
3.495% due 10/25/2026 •	500	500
Renaissance Home Equity Loan Trust
3.216% due 12/25/2033 •	6	6
Residential Mortgage Loan Trust
3.716% due 09/25/2029 •	5	5
Securitized Asset-Backed Receivables LLC Trust
2.891% due 01/25/2035 •	1,161	1,147
SLM Student Loan Trust
2.884% due 12/15/2025 •	480	483
3.085% due 04/25/2023 •	825	820
3.835% due 04/25/2023 •	941	962
4.035% due 07/25/2023 •	780	801
SMB Private Education Loan Trust
3.158% due 06/15/2027 •	311	314
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	308	300
VOLT LLC
3.000% due 10/25/2047 Ø	305	302
3.125% due 06/25/2047 Ø	50	49
3.125% due 09/25/2047 Ø	1,125	1,115
3.250% due 06/25/2047 Ø	313	312
Zais CLO Ltd.
0.000% due 04/15/2028 •(a)	300	300

Total Asset-Backed Securities (Cost $18,021)		18,069

SOVEREIGN ISSUES 2.7%
Export-Import Bank of India
2.750% due 04/01/2020 (f)	1,200	1,181
Japan Finance Organization for Municipalities
2.125% due 03/06/2019	1,000	997

Total Sovereign Issues (Cost $2,201)		2,178

SHORT-TERM INSTRUMENTS 4.5%
CERTIFICATES OF DEPOSIT 1.2%
Itau CorpBanca
2.500% due 12/07/2018	500	500
2.570% due 01/11/2019	500	500

		1,000

COMMERCIAL PAPER 0.8%
AT&T, Inc.
3.000% due 05/28/2019	700	687
REPURCHASE AGREEMENTS (e) 2.5%		2,020

Total Short-Term Instruments (Cost $3,706)		3,707

Total Investments in Securities (Cost $192,063)		191,107

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	11,617	115

Total Short-Term Instruments (Cost $115)		115

Total Investments in Affiliates (Cost $115)		115

Total Investments 233.3% (Cost $192,178)		$191,222
Financial Derivative Instruments (g)(h) 0. 2% (Cost or Premiums, net $(154))		139
Other Assets and Liabilities, net (133.5)%		(109,406)

Net Assets 100.0%		$81,955

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$2,020	U.S. Treasury Notes 1.250% due 07/31/2023	$(2,064)	$2,020	$2,020

Total Repurchase Agreements						$(2,064)	$2,020	$2,020

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.420%	09/20/2018	10/22/2018	$(93)	$(93)
FOB	2.300	09/13/2018	10/04/2018	(908)	(909)
	2.300	09/18/2018	10/09/2018	(1,544)	(1,545)
	2.350	09/18/2018	10/09/2018	(7,873)	(7,880)
	2.370	09/20/2018	10/11/2018	(524)	(524)
	2.450	09/24/2018	10/09/2018	(1,436)	(1,437)
	2.500	09/21/2018	10/12/2018	(1,358)	(1,359)
RDR	2.380	09/17/2018	10/17/2018	(6,048)	(6,054)
UBS	2.370	09/12/2018	10/12/2018	(12,105)	(12,120)
	2.380	09/11/2018	10/11/2018	(1,888)	(1,890)
	2.380	09/12/2018	10/11/2018	(1,437)	(1,439)
	2.380	09/17/2018	10/17/2018	(13,095)	(13,107)
	2.440	09/21/2018	10/23/2018	(4,391)	(4,394)

Total Reverse Repurchase Agreements					$(52,751)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	2.500%	09/26/2018	10/01/2018	$(55,818)	$(55,837)
TDM	2.500	09/28/2018	10/01/2018	(992)	(992)

Total Sale-Buyback Transactions					$(56,829)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Obligations (1.3)%
U.S. Treasury Notes	2.875%	08/15/2028	$1,100	$(1,086)	$(1,090)

Total Short Sales (1.3)%				$(1,086)	$(1,090)

(f)	Securities with an aggregate market value of $111,769 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(112,994) at a weighted average interest rate of 1.932%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $4 of accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$104.125	11/23/2018	103	$206	$1	$0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.250	11/23/2018	6	12	0	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.375	11/23/2018	30	60	0	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.500	11/23/2018	122	244	1	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.625	11/23/2018	10	20	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	121.000	11/23/2018	406	406	4	1
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	127.000	11/23/2018	16	16	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	132.500	11/23/2018	79	79	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	133.000	11/23/2018	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	134.000	11/23/2018	11	11	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	200.000	11/23/2018	16	16	0	0

Total Purchased Options					$7	$1

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2019	64	$12,047	$(27)	$1	$(3)
3-Month Canada Bankers Acceptance March Futures	03/2020	36	6,774	(8)	0	(1)
3-Month Canada Bankers Acceptance September Futures	09/2019	139	26,183	(57)	1	(5)
U.S. Treasury 2-Year Note December Futures	12/2018	271	57,109	(90)	13	0

				$(182)	$15	$(9)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	242	$(27,219)	$132	$0	$(13)
U.S. Treasury 10-Year Note December Futures	12/2018	96	(11,403)	74	0	(3)
U.S. Treasury 10-Year Ultra December Futures	12/2018	40	(5,040)	93	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	16	(2,469)	71	5	0
United Kingdom Long Gilt December Futures	12/2018	55	(8,670)	115	1	(12)

				$485	$6	$(28)

Total Futures Contracts				$303	$21	$(37)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin (4)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$600	$(43)	$(6)	$(49)	$0	$0
CDX.HY-30 5-Year Index	(5.000)	Quarterly	06/20/2023	2,200	(158)	(16)	(174)	0	(1)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	5,300	(376)	(18)	(394)	0	(2)

					$(577)	$(40)	$(617)	$0	$(3)

Interest Rate Swaps

									Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	Semi-Annual	12/15/2022	$69,800	$(958)	$(1,641)	$(2,599)	$33	$0
Receive (5)	3-Month USD-LIBOR	2.000	Semi-Annual	12/14/2023	69,800	1,377	2,190	3,567	0	(41)

						$419	$549	$968	$33	$(41)

Interest Rate Swaps – Basis Swaps

								Variation Margin (4)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
1-Month USD-LIBOR + 0.095%	3-Month USD-LIBOR	Quarterly	05/21/2022	$44,300	$0	$18	$18	$0	$(10)
1-Month USD-LIBOR + 0.125% (5)	3-Month USD-LIBOR	Quarterly	06/21/2020	61,000	2	(8)	(6)	5	0
1-Month USD-LIBOR + 0.136%	3-Month USD-LIBOR	Quarterly	05/11/2021	13,100	0	(7)	(7)	0	(2)
1-Month USD-LIBOR + 0.139%	3-Month USD-LIBOR	Quarterly	05/10/2021	26,180	0	(15)	(15)	0	(4)
1-Month USD-LIBOR + 0.139%	3-Month USD-LIBOR	Quarterly	05/14/2021	16,220	0	(10)	(10)	0	(2)

					$2	$(22)	$(20)	$5	$(18)

Total Swap Agreements					$(156)	$487	$331	$38	$(62)

Cash of $1,231 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(5)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	GBP	1,127	$	1,486	$18	$0
	11/2018		$297	GBP	227	0	(1)
BPS	10/2018		3,715	EUR	3,154	0	(53)
	11/2018	EUR	3,154	$	3,724	53	0
BRC	10/2018		801		944	14	0
GLM	10/2018	CAD	122		94	0	0
	10/2018	EUR	799		930	2	0
	10/2018		$1,764	GBP	1,354	1	0
JPM	10/2018	MXN	2,597	$	138	0	0
	10/2018		$5,407	JPY	610,200	0	(36)
	11/2018	JPY	610,200	$	5,419	37	0
	11/2018		$809	JPY	91,600	0	(2)
SCX	10/2018	EUR	1,554	$	1,823	19	0
SSB	10/2018	JPY	610,200		5,499	128	0

Total Forward Foreign Currency Contracts						$272	$(92)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC EUR versus USD	$1.220	10/11/2018	EUR	2,350	$0	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	12/14/2018	$9,300	$7	$5
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	10/30/2018	31,600	16	0

							$23	$5

Total Purchased Options							$23	$5

Written Options:

Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900%	12/14/2018	$4,000	$(9)	$(5)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	10/30/2018	7,300	(19)	(1)

Total Written Options							$(28)	$(6)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$245	$990	$1,235
Corporate Bonds & Notes
Banking & Finance	0	53,458	0	53,458
Industrials	0	35,776	0	35,776
Utilities	0	10,303	0	10,303
Municipal Bonds & Notes
Pennsylvania	0	1,174	0	1,174
U.S. Government Agencies	0	519	0	519
U.S. Treasury Obligations	0	57,012	0	57,012
Non-Agency Mortgage-Backed Securities	0	7,676	0	7,676
Asset-Backed Securities	0	18,069	0	18,069
Sovereign Issues	0	2,178	0	2,178
Short-Term Instruments
Certificates of Deposit	0	1,000	0	1,000
Commercial Paper	0	687	0	687
Repurchase Agreements	0	2,020	0	2,020
	$0	$190,117	$990	$191,107

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$115	$0	$0	$115

Total Investments	$115	$190,117	$990	$191,222

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,090)	$0	$(1,090)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	21	39	0	60
Over the counter	0	277	0	277
	$21	$316	$0	$337

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(37)	(62)	0	(99)
Over the counter	0	(98)	0	(98)
	$(37)	$(160)	$0	$(197)

Total Financial Derivative Instruments	$(16)	$156	$0	$140

Totals	$99	$189,183	$990	$190,272

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 12/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$993	$0	$0	$0	$(3)	$0	$0	$990	$(3)

Totals	$0	$993	$0	$0	$0	$(3)	$0	$0	$990	$(3)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$990	Indicative Market Quotation	Broker Quote	99.000

Total	$990

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series M

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Rise Ltd.
4.750% due 02/15/2039 «~(f)		$450	$442

Total Loan Participations and Assignments (Cost $450)			442

CORPORATE BONDS & NOTES 24.6%
BANKING & FINANCE 18.7%
AerCap Ireland Capital DAC
5.000% due 10/01/2021		15,800	16,262
Air Lease Corp.
3.625% due 12/01/2027		3,300	3,041
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(d)(e)	EUR	2,000	2,420
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$26,100	25,996
Bank of America Corp.
3.106% (US0003M + 0.790%) due 03/05/2024 ~		635	635
Barclays Bank PLC
7.625% due 11/21/2022 (e)		5,200	5,647
14.000% due 06/15/2019 •(d)	GBP	3,500	4,935
Barclays PLC
3.684% due 01/10/2023		$6,400	6,237
8.250% due 12/15/2018 •(d)(e)		3,000	3,030
BGC Partners, Inc.
5.375% due 07/24/2023		10,200	10,208
Blackstone CQP Holdco LP
6.500% due 03/20/2021		35,000	35,278
BPCE S.A.
4.625% due 07/11/2024		14,300	14,175
Charles Schwab Corp.
5.000% due 12/01/2027 •(d)		4,200	4,064
Credit Suisse AG
6.500% due 08/08/2023 (e)		14,100	15,088
Crown Castle International Corp.
4.450% due 02/15/2026		8,000	8,051
Equinix, Inc.
2.875% due 03/15/2024	EUR	10,000	11,777
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$1,000	991
General Motors Financial Co., Inc.
3.200% due 07/13/2020		300	299
4.250% due 05/15/2023		9,630	9,656
Goldman Sachs Group, Inc.
3.917% (US0003M + 1.600%) due 11/29/2023 ~		4,200	4,377
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	8,713
HSBC Holdings PLC
4.583% due 06/19/2029 •		3,400	3,408
Intesa Sanpaolo SpA
6.500% due 02/24/2021		2,300	2,382
JPMorgan Chase & Co.
3.237% (US0003M + 0.890%) due 07/23/2024 ~		4,000	4,016
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,111
Morgan Stanley
3.875% due 04/29/2024		4,100	4,083
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,561
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~		7,200	7,233
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		1,900	1,913
Santander Holdings USA, Inc.
3.700% due 03/28/2022		2,000	1,973
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •		1,000	962
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	98	146
5.744% due 04/13/2040		194	290
5.801% due 10/13/2040		685	1,031

UBS AG
7.625% due 08/17/2022 (e)		$14,000	15,631
Washington Prime Group LP
3.850% due 04/01/2020		1,900	1,881
Wells Fargo & Co.
4.100% due 06/03/2026		400	395

			243,896

INDUSTRIALS 5.7%
American Airlines Pass-Through Trust
4.950% due 07/15/2024		3,332	3,418
CVS Pass-Through Trust
7.507% due 01/10/2032		6,231	7,259
DP World Ltd.
2.375% due 09/25/2026	EUR	8,200	9,497
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		$5,000	5,150
Georgia-Pacific LLC
8.000% due 01/15/2024		4,200	5,020
HCA Healthcare, Inc.
6.250% due 02/15/2021		800	836
HCA, Inc.
6.500% due 02/15/2020		10,300	10,720
Kinder Morgan, Inc.
5.625% due 11/15/2023		1,150	1,228
7.750% due 01/15/2032		2,200	2,782
Marvell Technology Group Ltd.
4.875% due 06/22/2028		7,000	7,046
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (b)(d)		46	1
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	13,000	17,068
QVC, Inc.
5.125% due 07/02/2022		$900	912
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		3,100	3,050

			73,987

UTILITIES 0.2%
AT&T, Inc.
4.550% due 03/09/2049		1,036	910
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		45	45
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		86	51
Verizon Communications, Inc.
4.400% due 11/01/2034		2,000	1,954

			2,960

Total Corporate Bonds & Notes (Cost $325,260)			320,843

MUNICIPAL BONDS & NOTES 4.8%
CALIFORNIA 0.4%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040		3,500	4,742

ILLINOIS 0.2%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		900	1,032
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		2,005	1,928

			2,960

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033		900	1,214

PENNSYLVANIA 0.8%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		600	750
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026		8,500	9,106

			9,856

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		890	916

VIRGINIA 1.4%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	18,805	18,711

WEST VIRGINIA 1.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	23,395	23,421

Total Municipal Bonds & Notes (Cost $52,103)		61,820

U.S. GOVERNMENT AGENCIES 47.9%
Fannie Mae
2.666% due 08/25/2021 •	1	1
3.000% due 01/01/2046	303	291
3.224% due 11/01/2032 •	12	12
3.248% due 10/01/2032 •	11	11
3.345% due 09/01/2027 •	37	38
3.459% due 12/01/2034 •	47	49
3.500% due 05/01/2047	516	509
3.550% due 10/01/2034 •	42	42
3.563% due 01/01/2033 •	33	34
4.000% due 11/25/2019 - 09/01/2048	27,041	27,331
4.006% due 05/01/2033 •	54	57
4.218% due 05/01/2028 •	6	6
4.254% due 03/25/2041 ~	12	12
4.382% due 05/25/2042 ~	12	12
4.465% due 09/01/2032 •	7	8
6.000% due 08/01/2022 - 12/01/2023	45	46
6.500% due 07/18/2027 - 12/01/2028	24	27
7.000% due 11/01/2038	18	18
7.010% due 08/01/2022	11	11
Fannie Mae, TBA
3.000% due 10/01/2048 - 11/01/2048	146,050	139,657
3.500% due 10/01/2033 - 11/01/2048	118,000	116,099
4.000% due 10/01/2048 - 12/01/2048	132,845	133,914
4.500% due 10/01/2048 - 11/01/2048	127,000	130,906
Freddie Mac
2.608% due 08/15/2029 - 12/15/2031 •	30	30
2.658% due 09/15/2030 •	4	4
2.708% due 03/15/2032 •	5	5
2.808% due 02/15/2024 •	223	227
3.308% due 09/15/2022 •	13	14
3.500% due 01/01/2032 - 10/01/2032 •	48	50
3.508% due 08/15/2023 •	4	4
3.723% due 01/01/2033 •	2	2
3.742% due 08/01/2032 •	61	61
3.750% due 10/01/2032 •	51	52
3.967% due 02/01/2033 •	35	36
4.084% due 02/01/2029 •	38	40
4.375% due 08/01/2029 •	12	13
4.643% due 07/01/2032 •	3	3
6.000% due 12/15/2028	194	208
6.500% due 12/15/2023	3	3
7.000% due 04/01/2029 - 03/01/2030	13	14
7.500% due 08/15/2030	29	33
Ginnie Mae
2.515% due 06/20/2032 •	10	10
2.750% due 07/20/2021 - 08/20/2026 ~	12	13
2.750% due 07/20/2027 - 07/20/2029 •	39	39
3.000% due 08/20/2025 ~	36	36
3.125% due 11/20/2023 - 10/20/2026 ~	34	34
3.125% due 10/20/2027 •	7	7
3.375% due 01/20/2022 - 01/20/2026 ~	52	52
3.375% due 01/20/2027 - 03/20/2032 •	111	113
3.625% due 06/20/2021 - 06/20/2026 ~	61	62
3.625% due 04/20/2027 - 06/20/2032 •	48	49
3.750% due 04/20/2019 - 05/20/2019 ~	1	1
4.125% due 06/20/2022 ~	14	14
6.500% due 05/15/2023 - 12/15/2023	1	1
Ginnie Mae, TBA
4.000% due 10/01/2048	71,700	72,917
NCUA Guaranteed Notes
2.530% due 10/07/2020 •	1,076	1,079
Vendee Mortgage Trust
6.500% due 09/15/2024	315	337

Total U.S. Government Agencies (Cost $626,222)		624,654

U.S. TREASURY OBLIGATIONS 7.9%
U.S. Treasury Notes
2.000% due 05/31/2024 (j)(l)	60,400	57,349
2.250% due 10/31/2024 (h)(j)(l)	47,280	45,349

Total U.S. Treasury Obligations (Cost $107,873)		102,698

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.3%
Adjustable Rate Mortgage Trust
3.709% due 01/25/2036 ^~	62	59
4.006% due 02/25/2036 ~	139	126
4.370% due 11/25/2035 ^~	160	137
4.738% due 11/25/2035 ^~	124	116
American Home Mortgage Assets Trust
2.406% due 09/25/2046 ^•	714	663
2.426% due 10/25/2046 •	627	474
2.765% due 11/25/2046 •	626	359
American Home Mortgage Investment Trust
2.796% due 02/25/2045 •	10	10
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	165	147
12.065% due 09/25/2035 ^•	138	151
Banc of America Funding Trust
2.205% due 08/27/2036 ~	7,465	6,641
2.355% due 10/20/2036 •	170	153
2.426% due 04/25/2037 ^•	136	112
2.465% due 05/20/2047 •	74	69
2.616% due 05/25/2037 ^•	130	116
4.026% due 02/20/2036 ~	403	402
4.078% due 09/20/2046 ^~	122	112
4.424% due 09/20/2047 ^~	175	157
4.490% due 04/20/2035 ^~	146	134
5.500% due 03/25/2036 ^	23	22
Banc of America Mortgage Trust
3.858% due 02/25/2034 ~	229	230
4.030% due 05/25/2035 ^~	954	952
4.289% due 07/25/2035 ^~	25	23
5.500% due 09/25/2035 ^	503	485
5.500% due 05/25/2037 ^	146	126
BCAP LLC
6.247% due 10/26/2036 ~	355	348
BCAP LLC Trust
2.277% due 07/26/2036 ~	152	147
2.363% due 11/26/2046 •	203	203
2.366% due 05/25/2047 ^•	83	77
2.436% due 05/25/2047 ^•	532	499
2.565% due 05/26/2035 •	43	43
2.866% due 09/25/2047 •	127	121
3.416% due 10/25/2047 •	17,850	16,889
3.650% due 03/26/2037 ~	154	135
3.698% due 03/27/2037 ~	387	294
3.842% due 02/26/2035 ~	20	20
3.846% due 07/26/2036 ~	41	37
3.884% due 07/26/2036 ~	290	274
4.129% due 06/26/2035 ~	92	90
4.177% due 01/26/2034 ~	30	30
4.356% due 07/26/2036 ~	35	35
Bear Stearns Adjustable Rate Mortgage Trust
3.588% due 05/25/2034 ~	43	44
3.662% due 12/25/2046 ^•	1,113	1,026
3.693% due 01/25/2035 ~	17	17
3.724% due 02/25/2034 ~	78	78
3.767% due 03/25/2035 ~	63	61
3.962% due 05/25/2047 ^~	266	241
4.034% due 06/25/2035 ^~	41	38
4.144% due 01/25/2034 ~	81	82
4.164% due 02/25/2036 ^~	153	145
4.171% due 11/25/2034 ~	73	71
4.216% due 08/25/2035 ~	65	58
4.290% due 10/25/2035 ~	109	109
4.730% due 10/25/2035 •	657	667
Bear Stearns ALT-A Trust
2.656% due 04/25/2036 •	175	192
3.507% due 02/25/2036 ^~	45	41
3.804% due 05/25/2036 ^~	605	446
3.804% due 08/25/2036 ^~	304	248
3.896% due 11/25/2036 ^~	126	114
3.906% due 02/25/2036 ^~	442	392
3.972% due 05/25/2035 ~	115	116
3.991% due 01/25/2036 ~	6,206	5,828
4.012% due 06/25/2034 ~	2,910	2,642
4.501% due 07/25/2035 ^~	668	551
Bear Stearns Asset-Backed Securities Trust
16.212% due 03/25/2036 ^•	192	172
Bear Stearns Mortgage Funding Trust
2.406% due 01/25/2037 •	126	122
Bear Stearns Mortgage Securities, Inc.
6.214% due 03/25/2031 ~	5	5

Bear Stearns Structured Products, Inc. Trust
4.106% due 01/26/2036 ~	914	805
Chase Mortgage Finance Trust
3.662% due 03/25/2037 ^~	57	56
3.785% due 03/25/2037 ^~	103	102
4.222% due 09/25/2036 ^~	1,779	1,689
6.000% due 05/25/2037	144	117
ChaseFlex Trust
2.516% due 07/25/2037 •	235	221
4.318% due 08/25/2037 ^Ø	48	46
5.000% due 07/25/2037 ^	127	108
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.446% due 10/25/2035 •	1,805	1,794
Citigroup Mortgage Loan Trust
2.436% due 01/25/2037 •	4,841	4,425
3.263% due 10/25/2046 ~	215	193
3.650% due 03/25/2037 ^~	105	96
3.710% due 11/25/2035 •	104	105
4.186% due 09/25/2037 ^~	634	613
4.266% due 09/25/2037 ~	126	124
4.367% due 08/25/2035 ~	32	32
4.820% due 10/25/2035 •	146	148
5.500% due 12/25/2035	221	183
6.250% due 11/25/2037 ~	127	99
Citigroup Mortgage Loan Trust, Inc.
4.113% due 12/25/2035 ^~	130	98
4.486% due 08/25/2035 ~	1,288	1,307
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	168	169
Community Program Loan Trust
4.500% due 04/01/2029	142	142
Countrywide Alternative Loan Resecuritization Trust
4.068% due 03/25/2047 ~	55	55
6.000% due 08/25/2037 ^~	156	119
Countrywide Alternative Loan Trust
2.345% due 02/20/2047 ^•	1,691	1,414
2.356% due 08/25/2037 •	802	742
2.375% due 07/20/2046 ^•	52	41
2.376% due 12/25/2046 ^•	37	36
2.386% due 11/25/2036 •	608	588
2.386% due 01/25/2037 ^•	284	278
2.391% due 11/25/2036 •	8,766	7,862
2.396% due 11/25/2036 •	126	119
2.396% due 05/25/2047 •	1,357	1,331
2.406% due 07/25/2046 ^•	107	97
2.406% due 09/25/2046 ^•	533	490
2.406% due 10/25/2046 •	24	24
2.436% due 05/25/2035 •	2,210	1,980
2.486% due 05/25/2036 ^•	13	5
2.526% due 08/25/2035 ^•	212	187
2.716% due 05/25/2035 ^•	3,360	3,116
2.716% due 06/25/2035 •	129	126
2.736% due 07/25/2035 •	152	148
2.736% due 12/25/2035 •	1,096	1,076
2.836% due 10/25/2035 •	114	104
2.845% due 02/25/2036 •	541	503
2.946% due 11/25/2035 •	1,275	1,286
3.225% due 11/25/2047 ^•	3,552	3,099
3.326% due 05/25/2036 ~	57	46
3.446% due 11/25/2035 ^~	127	116
3.812% due 06/25/2047 ~	183	171
3.815% due 08/25/2035 ~	238	227
5.500% due 11/25/2035	124	96
5.500% due 02/25/2036 ^	89	78
5.750% due 03/25/2037 ^•	155	135
5.750% due 07/25/2037 ^	24	21
5.750% due 04/25/2047 ^	160	139
6.000% due 12/25/2034	95	96
6.000% due 03/25/2036 ^	250	202
6.000% due 08/25/2036 ^	267	238
6.000% due 08/25/2036 ^•	85	76
6.000% due 02/25/2037 ^	571	411
6.000% due 04/25/2037	102	86
6.000% due 05/25/2037 ^	479	353
6.000% due 08/25/2037 ^•	526	423
6.250% due 11/25/2036 ^	113	100
6.500% due 05/25/2036 ^	1,815	1,449
6.500% due 12/25/2036 ^	86	63
6.500% due 08/25/2037 ^	429	317
13.707% due 07/25/2035 •	54	59
Countrywide Asset-Backed Certificates
2.716% due 03/25/2036 •	7,330	6,712
Countrywide Home Loan Mortgage Pass-Through Trust
2.516% due 04/25/2046 ^•	34	2
2.556% due 03/25/2036 •	398	188
2.676% due 05/25/2035 •	95	89

2.726% due 04/25/2035 ^~		121	36
2.756% due 02/25/2035 •		17	16
2.836% due 03/25/2035 •		387	377
2.956% due 02/25/2035 •		412	403
2.996% due 02/25/2035 •		349	342
3.314% due 02/20/2036 ~		320	264
3.346% due 05/20/2036 ^~		158	149
3.473% due 01/25/2036 ^~		137	128
3.492% due 05/20/2036 ~		69	66
3.583% due 11/25/2034 ~		106	105
3.861% due 11/25/2037 ~		258	229
3.936% due 06/25/2034 ~		1,015	1,046
3.944% due 10/20/2035 ~		82	73
4.173% due 08/25/2034 ~		6,630	6,544
4.545% due 08/25/2034 ^~		82	78
4.592% due 02/20/2036 ^•		43	38
5.500% due 07/25/2037 ^		412	337
5.750% due 12/25/2035 ^		126	112
6.000% due 02/25/2037 ^		463	410
6.000% due 03/25/2037 ^		164	135
6.000% due 07/25/2037		244	196
6.500% due 11/25/2036 ^		1,065	841
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 ^		91	92
Credit Suisse First Boston Mortgage Securities Corp.
2.713% due 03/25/2032 ~		16	15
3.366% due 09/25/2034 ^•		92	91
Credit Suisse Mortgage Capital Certificates
2.725% due 12/27/2035 •		155	154
3.500% due 04/26/2038 ~		1,109	1,106
3.833% due 04/28/2037 ~		461	401
4.409% due 08/28/2036 ~		33	33
Credit Suisse Mortgage Capital Trust
2.305% due 05/27/2037 •		66	65
Deutsche ALT-A Securities, Inc.
2.516% due 04/25/2037 •		405	271
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.376% due 01/25/2047 •		75	73
2.406% due 08/25/2047 •		435	415
Deutsche Mortgage & Asset Receiving Corp.
2.305% due 11/27/2036 •		387	378
Downey Savings & Loan Association Mortgage Loan Trust
2.488% due 07/19/2045 ^•		15	2
Eurosail PLC
1.750% due 06/13/2045 •	GBP	5,165	6,703
First Horizon Alternative Mortgage Securities Trust
3.996% due 01/25/2036 ^~		$319	254
4.109% due 04/25/2036 ^~		185	175
First Horizon Mortgage Pass-Through Trust
4.246% due 11/25/2037 ^~		80	78
GMAC Mortgage Corp. Loan Trust
3.786% due 11/19/2035 ~		148	142
GreenPoint Mortgage Funding Trust
2.416% due 12/25/2046 ^•		343	324
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		5,000	4,872
GSC Capital Corp. Mortgage Trust
2.396% due 05/25/2036 ^•		152	136
GSR Mortgage Loan Trust
3.785% due 04/25/2035 ~		69	69
3.839% due 04/25/2035 ~		40	40
3.902% due 09/25/2035 ~		286	293
4.450% due 09/25/2035 ~		113	115
4.581% due 11/25/2035 ~		146	122
4.688% due 09/25/2034 ~		81	84
HarborView Mortgage Loan Trust
2.358% due 01/19/2038 •		51	51
2.408% due 12/19/2036 ^•		6,163	5,842
2.418% due 01/19/2038 ^•		59	36
2.608% due 05/19/2035 •		3,198	3,125
2.668% due 01/19/2036 •		151	122
2.848% due 01/19/2035 •		53	53
3.064% due 07/19/2045 •		57	55
3.850% due 06/19/2036 ^~		245	172
3.985% due 12/19/2035 ^~		150	124
4.564% due 12/19/2035 ^~		87	86
HomeBanc Mortgage Trust
2.396% due 12/25/2036 •		103	101
Impac Secured Assets Trust
2.366% due 11/25/2036 •		1,106	1,032
2.386% due 01/25/2037 •		117	113
IndyMac Mortgage Loan Trust
2.396% due 07/25/2047 •		402	344
2.406% due 09/25/2046 •		152	143
2.516% due 11/25/2035 ^•		223	171
2.776% due 03/25/2035 •		248	247

3.287% due 06/25/2037 ^~	114	105
3.557% due 06/25/2036 ~	5,644	4,941
3.620% due 06/25/2036 ~	1,466	1,399
3.655% due 11/25/2035 ^~	163	151
3.785% due 10/25/2035 ~	885	805
3.893% due 09/25/2035 ^~	108	101
3.896% due 08/25/2035 ~	1,085	988
3.897% due 08/25/2036 ~	2,883	2,858
4.049% due 06/25/2035 ^~	78	70
JPMorgan Alternative Loan Trust
2.366% due 03/25/2037 •	13	17
2.376% due 10/25/2036 •	7,465	7,196
2.565% due 06/27/2037 •	3,872	3,485
3.322% due 12/25/2036 ~	27	31
JPMorgan Mortgage Trust
3.659% due 06/25/2037 ^~	192	186
3.772% due 11/25/2035 ~	82	81
3.773% due 11/25/2035 ~	126	123
3.919% due 07/25/2035 ~	459	477
3.953% due 04/25/2035 ~	40	41
4.000% due 01/25/2037 ^~	24	23
4.134% due 04/25/2035 ~	26	27
4.410% due 07/25/2035 ~	317	324
4.494% due 09/25/2034 ~	227	227
6.000% due 01/25/2036 ^	147	119
JPMorgan Resecuritization Trust
4.050% due 05/27/2037 ~	814	812
Lavender Trust
6.250% due 10/26/2036	322	261
Lehman Mortgage Trust
5.234% due 01/25/2036 ^~	182	180
5.298% due 12/25/2035 ~	254	152
6.000% due 07/25/2036 ^	94	74
Lehman XS Trust
2.416% due 08/25/2046 ^•	82	76
2.446% due 04/25/2046 ^•	58	58
2.456% due 11/25/2046 ^•	24	4
2.486% due 02/25/2036 •	8,210	7,940
Luminent Mortgage Trust
2.386% due 12/25/2036 •	833	760
2.416% due 10/25/2046 •	256	257
MASTR Adjustable Rate Mortgages Trust
2.456% due 05/25/2037 •	138	86
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,075	1,055
8.000% due 07/25/2035	1,018	1,048
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.767% due 10/20/2029 •	45	46
Merrill Lynch Alternative Note Asset Trust
2.376% due 01/25/2037 •	143	65
2.396% due 04/25/2037 •	178	180
2.516% due 03/25/2037 •	990	443
6.000% due 05/25/2037 ^	197	193
Merrill Lynch Mortgage Investors Trust
2.676% due 04/25/2029 •	50	50
2.876% due 09/25/2029 •	47	46
2.876% due 11/25/2029 •	67	66
3.504% due 07/25/2029 •	56	57
3.893% due 11/25/2035 •	104	106
4.097% due 02/25/2036 ~	49	49
6.250% due 10/25/2036	2,494	2,071
Morgan Stanley Dean Witter Capital, Inc. Trust
3.647% due 03/25/2033 ~	86	85
Morgan Stanley Mortgage Loan Trust
2.496% due 11/25/2035 •	32	32
2.536% due 01/25/2035 •	42	42
3.584% due 07/25/2035 ~	3,526	3,167
4.171% due 06/25/2036 ~	96	99
6.000% due 10/25/2037 ^	87	76
Morgan Stanley Re-REMIC Trust
3.009% due 02/26/2037 •	239	208
3.724% due 03/26/2037 Ø	126	108
5.500% due 10/26/2035 ~	10,428	9,085
Morgan Stanley Resecuritization Trust
2.375% due 01/26/2051 •	256	254
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	491	480
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.830% due 02/25/2036 ^~	763	676
RBSSP Resecuritization Trust
2.315% due 02/26/2037 •	1,237	1,234
4.321% due 10/26/2035 ~	1,853	1,873
Residential Accredit Loans, Inc. Trust
2.386% due 12/25/2036 •	408	351
2.416% due 05/25/2047 •	159	157
2.426% due 06/25/2037 •	130	113

2.466% due 08/25/2037 •	437	424
2.516% due 08/25/2035 •	179	161
3.016% due 10/25/2045 •	130	119
3.916% due 02/25/2035 ^~	292	251
5.087% due 02/25/2036 ^~	140	125
8.000% due 04/25/2036 ^•	159	153
Residential Asset Securitization Trust
6.000% due 06/25/2036	207	146
6.000% due 11/25/2036 ^	138	90
6.000% due 03/25/2037 ^	123	81
6.250% due 11/25/2036	94	63
6.500% due 04/25/2037 ^	1,279	697
Residential Funding Mortgage Securities, Inc. Trust
4.596% due 03/25/2035 ^~	1,357	1,075
6.000% due 09/25/2036 ^	278	264
Structured Adjustable Rate Mortgage Loan Trust
2.536% due 10/25/2035 •	1,524	1,508
2.951% due 06/25/2034 •	559	546
3.245% due 05/25/2035 ^•	506	433
3.880% due 09/25/2036 ^~	3,961	3,096
3.888% due 07/25/2037 ^~	6	5
3.918% due 06/25/2036 ^~	22	22
3.939% due 02/25/2036 ^~	328	307
3.995% due 10/25/2034 ~	69	69
4.012% due 10/25/2036 ^~	165	138
Structured Asset Mortgage Investments Trust
2.396% due 09/25/2047 •	94	92
2.406% due 06/25/2036 •	10,549	10,502
2.406% due 07/25/2046 ^•	583	503
2.406% due 09/25/2047 •	1,028	995
2.416% due 05/25/2036 •	1,035	962
2.426% due 09/25/2047 ^•	1,601	1,578
2.436% due 05/25/2046 •	1,063	630
2.476% due 03/25/2037 •	185	139
2.476% due 05/25/2046 ^•	35	47
2.612% due 02/25/2036 ^•	700	684
2.868% due 03/19/2034 •	374	362
2.868% due 02/19/2035 •	166	165
2.908% due 12/19/2033 •	359	353
Structured Asset Securities Corp. Trust
2.566% due 02/25/2035 •	27	26
Suntrust Adjustable Rate Mortgage Loan Trust
3.627% due 02/25/2037 ^~	426	411
SunTrust Alternative Loan Trust
6.000% due 12/25/2035	588	588
Thornburg Mortgage Securities Trust
2.856% due 09/25/2043 •	289	288
2.956% due 09/25/2044 •	45	45
4.266% due 09/25/2037 ~	87	87
Wachovia Mortgage Loan Trust LLC
4.114% due 10/20/2035 ~	65	61
WaMu Mortgage Pass-Through Certificates Trust
2.486% due 12/25/2045 •	9	9
2.501% due 07/25/2047 •	17,761	16,526
2.518% due 11/25/2046 •	277	276
2.595% due 06/25/2047 ^•	97	43
2.626% due 11/25/2045 •	264	259
2.845% due 08/25/2046 •	1,831	1,739
2.856% due 01/25/2045 •	266	274
2.956% due 11/25/2034 •	228	227
2.996% due 10/25/2044 •	1,195	1,207
3.045% due 11/25/2042 •	31	30
3.196% due 11/25/2034 •	628	627
3.268% due 12/25/2036 ^~	171	167
3.603% due 12/25/2036 ^~	1,470	1,442
3.939% due 08/25/2036 ^~	140	137
4.210% due 08/25/2033 ~	339	345
Washington Mutual Mortgage Pass-Through Certificates Trust
2.545% due 04/25/2047 •	481	409
2.615% due 04/25/2047 •	704	535
2.666% due 05/25/2035 ^•	460	392
4.400% due 09/25/2036 ^Ø	167	82
Wells Fargo Alternative Loan Trust
4.491% due 07/25/2037 ^~	68	64
Wells Fargo Mortgage-Backed Securities Trust
2.716% due 07/25/2037 ^•	102	92
3.783% due 01/25/2035 ~	352	358
3.896% due 03/25/2035 ~	1,261	1,282
3.964% due 03/25/2036 ~	684	698
4.016% due 03/25/2036 ^~	99	99
4.221% due 06/25/2035 ~	1,910	1,941
4.263% due 07/25/2036 ^~	1,484	1,458
4.560% due 10/25/2036 ^~	54	55
4.603% due 10/25/2036 ^~	552	551
4.605% due 08/25/2034 ~	97	101
6.000% due 06/25/2037 ^	112	112

Total Non-Agency Mortgage-Backed Securities (Cost $235,953)		252,138

ASSET-BACKED SECURITIES 39.1%
Aames Mortgage Investment Trust
2.996% due 10/25/2035 •		200	198
3.416% due 06/25/2035 •		700	682
AASET Trust
3.967% due 05/16/2042		2,478	2,467
AASET U.S. Ltd.
3.844% due 01/16/2038		4,115	4,080
Accredited Mortgage Loan Trust
2.346% due 02/25/2037 •		684	685
2.476% due 09/25/2036 •		918	897
3.020% due 09/25/2035 •		200	194
ACE Securities Corp. Home Equity Loan Trust
2.326% due 12/25/2036 •		351	141
2.356% due 07/25/2036 •		187	150
2.371% due 08/25/2036 •		695	676
2.376% due 05/25/2036 •		11	11
2.516% due 02/25/2036 •		138	138
2.686% due 10/25/2035 •		1,800	1,792
2.831% due 12/25/2035 •		2,000	1,868
2.836% due 02/25/2036 ^		152	144
2.876% due 11/25/2035 •		198	199
3.116% due 12/25/2034 •		166	164
3.191% due 06/25/2034 •		146	148
3.191% due 07/25/2035 •		100	101
Aegis Asset-Backed Securities Trust
2.646% due 12/25/2035 •		200	196
2.696% due 06/25/2035 •		200	178
2.916% due 03/25/2035 •		300	288
3.216% due 03/25/2035 ^•		118	110
Ameriquest Mortgage Securities Trust
2.606% due 03/25/2036 •		400	398
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.666% due 01/25/2036 •		300	301
2.686% due 11/25/2035 •		200	194
2.736% due 09/25/2035 •		10,000	10,026
2.816% due 08/25/2035 •		64	64
2.891% due 07/25/2035 •		800	803
3.326% due 03/25/2035 •		200	200
Amortizing Residential Collateral Trust
3.216% due 10/25/2034 •		201	202
Argent Securities Trust
2.366% due 09/25/2036 •		903	389
2.406% due 03/25/2036 •		355	219
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.446% due 01/25/2036 •		109	102
2.536% due 01/25/2036 •		4,427	4,085
3.056% due 04/25/2034 •		1,588	1,580
Asset-Backed Funding Certificates Trust
2.326% due 01/25/2037 •		493	327
2.356% due 11/25/2036 •		12,114	8,661
2.376% due 01/25/2037 •		311	207
2.436% due 01/25/2037 •		187	125
2.836% due 04/25/2034 •		234	235
2.891% due 06/25/2035 •		175	176
3.216% due 06/25/2037 •		236	204
Asset-Backed Securities Corp. Home Equity Loan Trust
2.666% due 11/25/2035 •		300	301
3.116% due 06/25/2035 •		200	200
3.416% due 06/25/2034 •		200	200
4.091% due 09/25/2034 •		1,433	1,491
4.259% due 08/15/2033 •		32	32
Avery Point CLO Ltd.
3.435% due 04/25/2026 •		4,843	4,847
Babson CLO Ltd.
3.486% due 10/17/2026 •		15,000	15,013
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	2,250	2,601
Basic Asset-Backed Securities Trust
2.526% due 04/25/2036 •		$161	161
Bayview Opportunity Master Fund Trust
4.066% due 09/28/2033 «Ø		1,050	1,050
Bear Stearns Asset-Backed Securities Trust
2.326% due 04/25/2031 •		79	107
2.366% due 06/25/2036 •		150	150
2.396% due 06/25/2047 •		42	42
2.406% due 05/25/2037 •		137	151
2.416% due 12/25/2036 •		308	308
2.446% due 02/25/2037 •		11,593	10,165
2.486% due 06/25/2036 •		200	199
2.556% due 05/25/2036 ^•		212	250

2.616% due 09/25/2046 •	216	209
2.646% due 12/25/2035 •	500	502
2.666% due 08/25/2036 •	349	342
2.716% due 12/25/2035 •	181	181
2.766% due 06/25/2036 •	300	298
2.916% due 11/25/2035 ^•	180	146
3.040% due 10/25/2036 ~	64	47
3.176% due 04/25/2035 •	95	96
3.266% due 08/25/2037 •	8,119	7,352
3.396% due 06/25/2043 •	1,108	1,099
3.466% due 08/25/2037 •	121	120
4.018% due 07/25/2036 ~	336	339
Business Jet Securities LLC
4.447% due 06/15/2033	7,556	7,574
Carrington Mortgage Loan Trust
2.436% due 01/25/2037 •	1,200	956
2.476% due 02/25/2037 •	1,400	1,306
3.266% due 05/25/2035 •	300	296
Catamaran CLO Ltd.
3.687% due 01/27/2028 •	400	396
Cendant Mortgage Corp.
6.000% due 07/25/2043 ~	22	22
Cent CLO Ltd.
3.669% due 10/29/2025 •	7,642	7,652
Citigroup Mortgage Loan Trust
2.356% due 12/25/2036 •	538	535
2.386% due 05/25/2037 •	18,198	16,660
2.616% due 11/25/2046 •	242	237
2.666% due 11/25/2045 •	241	239
2.836% due 12/25/2035 •	181	181
6.351% due 05/25/2036 ^Ø	174	103
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.146% due 05/25/2035 •	200	199
Citigroup Mortgage Loan Trust, Inc.
2.476% due 01/25/2037 •	300	297
2.626% due 10/25/2035 •	1,202	1,204
2.936% due 09/25/2035 ^•	93	93
2.951% due 09/25/2035 ^•	500	501
Conseco Finance Corp.
6.810% due 12/01/2028 ~	331	339
6.870% due 04/01/2030 ~	219	232
7.060% due 02/01/2031 ~	653	648
Countrywide Asset-Backed Certificates
2.356% due 06/25/2035 •	1,507	1,381
2.356% due 07/25/2037 ^•	4,047	3,599
2.366% due 07/25/2036 •	94	94
2.366% due 01/25/2037 •	5,424	5,279
2.366% due 05/25/2037 •	468	463
2.376% due 01/25/2034 •	53	53
2.376% due 05/25/2036 •	521	464
2.376% due 03/25/2037 •	161	160
2.386% due 03/25/2037 •	237	230
2.386% due 05/25/2037 •	130	130
2.386% due 06/25/2047 •	194	193
2.396% due 06/25/2047 •	391	388
2.406% due 06/25/2047 •	219	216
2.436% due 09/25/2037 ^•	223	189
2.436% due 09/25/2047 •	1,770	1,653
2.446% due 10/25/2047 •	398	389
2.466% due 01/25/2046 •	4,344	4,103
2.466% due 06/25/2047 •	243	227
2.516% due 07/25/2036 •	199	199
2.566% due 04/25/2036 •	47	47
2.616% due 06/25/2036 •	300	296
2.666% due 03/25/2036 •	1,100	1,084
2.666% due 03/25/2047 ^•	104	81
2.706% due 02/25/2036 •	200	199
2.876% due 12/25/2035 •	300	303
3.191% due 02/25/2034 •	74	74
3.266% due 08/25/2035 •	100	101
3.716% due 02/25/2035 •	300	308
4.709% due 10/25/2046 ~	15,136	14,027
Countrywide Asset-Backed Certificates Trust
2.346% due 04/25/2046 •	6,175	5,753
2.356% due 02/25/2037 •	10,640	10,047
2.366% due 09/25/2046 •	5,270	5,238
2.366% due 10/25/2046 ^•	931	932
2.366% due 03/25/2047 •	180	177
2.676% due 05/25/2036 •	600	593
2.746% due 02/25/2036 •	200	199
2.936% due 07/25/2034 •	156	157
2.946% due 07/25/2035 •	400	403
3.016% due 08/25/2047 •	703	697
3.116% due 10/25/2034 •	97	96
3.146% due 08/25/2035 •	22	22
3.566% due 04/25/2035 •	200	203

Credit-Based Asset Servicing & Securitization LLC
2.336% due 07/25/2037 •	14	10
2.436% due 07/25/2037 •	302	207
2.786% due 07/25/2036 •	134	133
3.161% due 04/25/2036 •	79	80
3.797% due 06/25/2035 Ø	5	5
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •	8,709	8,718
Delta Funding Home Equity Loan Trust
2.798% due 08/15/2030 •	61	59
ECMC Group Student Loan Trust
2.966% due 02/27/2068 •	9,484	9,494
EMC Mortgage Loan Trust
2.956% due 05/25/2040 •	12	12
First Franklin Mortgage Loan Trust
2.356% due 12/25/2036 •	314	193
2.366% due 07/25/2036 •	58	58
2.376% due 04/25/2036 •	231	226
2.456% due 04/25/2036 •	400	353
2.456% due 08/25/2036 •	314	271
2.576% due 10/25/2035 •	120	120
2.576% due 11/25/2035 •	199	191
2.666% due 06/25/2036 •	162	163
2.951% due 09/25/2035 •	92	93
3.026% due 04/25/2035 •	313	314
3.086% due 09/25/2034 •	266	267
3.161% due 03/25/2035 •	100	100
3.416% due 01/25/2035 •	122	123
3.641% due 10/25/2034 •	804	795
First NLC Trust
2.286% due 08/25/2037 •	60	37
2.676% due 05/25/2035 •	936	915
FIRSTPLUS Home Loan Owner Trust
7.320% due 11/10/2023 ^	6	1
Fremont Home Loan Trust
2.366% due 01/25/2037 •	277	163
2.376% due 08/25/2036 •	228	107
2.386% due 02/25/2036 •	65	61
2.386% due 02/25/2037 •	956	530
2.486% due 02/25/2036 •	300	221
2.486% due 04/25/2036 •	3,000	1,863
2.951% due 07/25/2035 •	2,900	2,899
3.006% due 12/25/2029 •	7	7
Gallatin CLO Ltd.
3.389% (US0003M + 1.050%) due 07/15/2027 ~	7,600	7,609
GE-WMC Asset-Backed Pass-Through Certificates
2.466% due 12/25/2035 •	2,002	1,998
GSAA Home Equity Trust
2.336% due 04/25/2047 •	239	226
GSAMP Trust
2.306% due 01/25/2037 •	3,124	2,126
2.336% due 12/25/2036 •	1,052	649
2.366% due 06/25/2036 •	207	206
2.366% due 09/25/2036 •	370	184
2.366% due 12/25/2046 •	659	420
2.376% due 05/25/2046 •	34	34
2.416% due 11/25/2036 •	198	124
2.446% due 12/25/2046 •	198	127
2.456% due 12/25/2035 •	91	91
2.456% due 06/25/2036 •	298	205
2.486% due 04/25/2036 •	368	281
3.866% due 10/25/2034 •	56	54
Home Equity Asset Trust
3.311% due 05/25/2035 •	200	196
Home Equity Loan Trust
2.446% due 04/25/2037 •	800	734
2.556% due 04/25/2037 •	500	417
Home Equity Mortgage Loan Asset-Backed Trust
2.356% due 11/25/2036 •	479	460
2.376% due 11/25/2036 •	383	323
2.536% due 04/25/2037 •	353	315
HSI Asset Securitization Corp. Trust
2.326% due 12/25/2036 •	250	96
2.386% due 12/25/2036 •	1,137	438
2.436% due 12/25/2036 •	758	294
2.606% due 11/25/2035 •	300	290
IXIS Real Estate Capital Trust
2.846% due 02/25/2036 •	333	335
JPMorgan Mortgage Acquisition Corp.
2.396% due 02/25/2036 •	25	25
2.446% due 05/25/2035 •	18	18
JPMorgan Mortgage Acquisition Trust
2.376% due 01/25/2036 •	88	88
2.376% due 05/25/2036 •	60	60
2.376% due 06/25/2036 •	57	57
2.376% due 01/25/2037 •	96	96

2.386% due 04/25/2036 •	225	225
2.476% due 03/25/2037 •	300	295
2.476% due 06/25/2037 •	300	294
2.486% due 04/25/2036 •	250	247
2.486% due 05/25/2036 •	700	689
2.486% due 07/25/2036 •	200	192
2.496% due 01/25/2037 •	200	195
6.337% due 08/25/2036 ^Ø	144	109
Lehman ABS Mortgage Loan Trust
2.306% due 06/25/2037 •	251	177
2.416% due 06/25/2037 •	202	145
Lehman XS Trust
2.366% due 04/25/2037 ^•	333	317
2.386% due 12/25/2036 •	3,082	2,976
2.386% due 02/25/2037 ^•	1,804	1,496
Lendmark Funding Trust
3.260% due 04/21/2025	2,600	2,603
LoanCore Issuer Ltd.
3.288% due 05/15/2028 •	10,700	10,726
Long Beach Mortgage Loan Trust
2.776% due 07/25/2031 •	168	169
2.861% due 11/25/2035 •	434	430
2.976% due 08/25/2045 •	106	106
3.266% due 06/25/2035 •	500	488
3.491% due 02/25/2035 •	12,750	12,743
3.641% due 03/25/2032 •	333	336
Loomis Sayles CLO Ltd.
3.739% due 04/15/2028 •	550	548
M360 Advisors LLC
4.395% due 07/24/2028	5,800	5,808
MAPS Ltd.
4.212% due 05/15/2043	4,452	4,459
MASTR Asset-Backed Securities Trust
2.326% due 08/25/2036 •	187	103
2.366% due 08/25/2036 •	308	172
2.396% due 02/25/2036 •	413	232
2.456% due 06/25/2036 •	186	109
2.456% due 08/25/2036 •	185	104
2.716% due 10/25/2035 ^•	316	297
2.716% due 11/25/2035 •	11,256	8,362
2.786% due 01/25/2036 •	300	295
2.816% due 01/25/2036 •	123	123
2.966% due 12/25/2034 ^•	45	45
Meritage Mortgage Loan Trust
2.966% due 11/25/2035 •	91	92
Merrill Lynch Mortgage Investors Trust
2.456% due 08/25/2037 •	992	651
2.526% due 08/25/2036 •	300	301
2.666% due 02/25/2047 •	1,219	916
2.936% due 05/25/2036 •	258	253
MESA Trust
2.865% due 12/25/2031 •	566	560
METAL LLC
4.581% due 10/15/2042	5,506	5,527
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	650	704
Morgan Stanley ABS Capital, Inc. Trust
2.286% due 10/25/2036 •	99	62
2.326% due 10/25/2036 •	813	525
2.356% due 10/25/2036 •	147	93
2.356% due 11/25/2036 •	262	172
2.366% due 06/25/2036 •	315	228
2.366% due 09/25/2036 •	406	208
2.366% due 10/25/2036 •	238	154
2.366% due 11/25/2036 •	1,383	967
2.396% due 03/25/2037 •	430	236
2.416% due 02/25/2037 •	148	96
2.436% due 11/25/2036 •	1,574	1,042
2.466% due 03/25/2037 •	430	238
2.526% due 12/25/2035 •	372	370
3.116% due 05/25/2034 •	108	107
3.146% due 03/25/2035 •	224	226
3.206% due 06/25/2035 •	400	400
3.266% due 04/25/2035 •	200	196
3.466% due 07/25/2037 •	400	374
3.866% due 03/25/2034 •	494	492
Morgan Stanley Capital, Inc. Trust
2.506% due 01/25/2036 •	1,275	1,260
Morgan Stanley Dean Witter Capital, Inc. Trust
3.566% due 02/25/2033 •	699	697
Morgan Stanley Home Equity Loan Trust
2.376% due 04/25/2036 •	128	101
2.386% due 04/25/2037 •	665	449
2.446% due 04/25/2037 •	222	151
Morgan Stanley Mortgage Loan Trust
2.446% due 02/25/2037 •	151	74

2.576% due 04/25/2037 •	292	149
3.784% due 11/25/2036 ^•	278	141
5.965% due 09/25/2046 ^Ø	386	215
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •	700	698
Nelnet Student Loan Trust
3.961% due 11/25/2024 •	8,747	8,876
New Century Home Equity Loan Trust
2.466% due 12/25/2035 •	34	34
2.891% due 06/25/2035 •	545	547
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.626% due 02/25/2036 •	141	141
6.032% due 10/25/2036 ^Ø	173	71
NovaStar Mortgage Funding Trust
2.366% due 06/25/2036 •	141	108
2.921% due 01/25/2036 •	7,500	7,462
Oak Hill Credit Partners Ltd.
3.478% due 07/20/2026 •	6,500	6,506
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •	3,207	3,209
OneMain Financial Issuance Trust
2.370% due 09/14/2032	7,300	7,178
Option One Mortgage Loan Trust
2.356% due 01/25/2037 •	74	48
2.386% due 05/25/2037 •	185	118
2.436% due 01/25/2037 •	295	194
2.546% due 04/25/2037 •	136	89
2.576% due 01/25/2036 •	300	267
2.981% due 08/25/2035 •	400	389
Option One Mortgage Loan Trust Asset-Backed Certificates
2.656% due 11/25/2035 •	253	253
2.676% due 11/25/2035 •	3,100	2,921
Ownit Mortgage Loan Trust
2.816% due 10/25/2036 ^•	240	208
Palmer Square CLO Ltd.
3.556% due 10/17/2027 •	9,000	9,000
Park Place Securities, Inc.
2.706% due 09/25/2035 •	200	191
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.706% due 08/25/2035 •	200	194
2.706% due 09/25/2035 •	500	501
3.011% due 07/25/2035 •	400	402
3.041% due 07/25/2035 •	950	915
3.161% due 06/25/2035 •	200	200
3.266% due 10/25/2034 •	500	509
3.341% due 03/25/2035 •	400	403
3.461% due 01/25/2036 •	300	302
4.016% due 12/25/2034 •	676	688
People’s Choice Home Loan Securities Trust
2.936% due 05/25/2035 ^•	117	115
People’s Financial Realty Mortgage Securities Trust
2.356% due 09/25/2036 •	416	172
Popular ABS Mortgage Pass-Through Trust
2.476% due 11/25/2036 •	200	196
2.606% due 02/25/2036 •	400	397
RAAC Trust
2.516% due 06/25/2044 •	68	62
2.566% due 11/25/2046 •	618	586
2.616% due 09/25/2045 •	4,032	3,985
2.616% due 06/25/2047 •	68	68
3.416% due 10/25/2045 •	250	253
3.716% due 09/25/2047 •	600	593
Regatta Funding Ltd.
3.495% due 10/25/2026 •	6,000	6,005
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036 Ø	536	318
7.238% due 09/25/2037 ^Ø	256	154
Residential Asset Mortgage Products Trust
2.376% due 12/25/2036 •	74	74
2.376% due 02/25/2037 •	186	185
2.436% due 10/25/2034 •	20	20
2.496% due 09/25/2036 •	207	197
2.516% due 05/25/2036 ^•	1,265	1,093
2.536% due 01/25/2036 •	828	750
2.696% due 09/25/2035 •	300	303
2.861% due 11/25/2035 •	238	239
2.876% due 10/25/2035 •	167	168
2.906% due 10/25/2035 •	100	99
3.116% due 08/25/2034 •	108	108
Residential Asset Securities Corp. Trust
2.346% due 11/25/2036 •	585	463
2.376% due 11/25/2036 ^•	428	411
2.386% due 11/25/2036 •	743	634
2.456% due 09/25/2036 •	625	621
2.466% due 04/25/2037 •	215	213
2.486% due 05/25/2037 •	163	162

2.496% due 06/25/2036 •	1,000	988
2.556% due 04/25/2037 •	1,600	1,537
2.596% due 02/25/2036 •	315	316
2.626% due 01/25/2036 •	140	139
2.636% due 10/25/2035 •	300	299
2.636% due 12/25/2035 •	400	400
2.656% due 11/25/2035 •	300	300
2.861% due 03/25/2035 •	852	855
2.876% due 12/25/2035 •	233	194
2.906% due 11/25/2035 •	300	297
2.981% due 03/25/2034 •	75	76
3.056% due 12/25/2034 •	34	34
Salomon Mortgage Loan Trust
3.116% due 11/25/2033 •	157	157
Saxon Asset Securities Trust
3.386% due 07/25/2031 •	25	25
Securitized Asset-Backed Receivables LLC Trust
2.306% due 07/25/2036 •	253	126
2.356% due 05/25/2036 •	541	350
2.376% due 07/25/2036 •	247	125
2.456% due 07/25/2036 •	212	108
2.466% due 05/25/2036 •	1,201	780
2.486% due 03/25/2036 •	218	194
2.876% due 08/25/2035 •	239	164
2.891% due 01/25/2035 •	76	75
3.176% due 01/25/2036 ^•	102	78
3.469% due 01/25/2036 ^Ø	66	59
Seneca Park CLO Ltd.
3.456% due 07/17/2026 •	6,800	6,802
SG Mortgage Securities Trust
2.376% due 07/25/2036 •	31,706	11,038
2.666% due 10/25/2035 •	1,000	995
SLM Student Loan Trust
3.835% due 04/25/2023 •	8,536	8,720
Soundview Home Loan Trust
2.296% due 06/25/2037 •	61	46
2.326% due 02/25/2037 •	330	137
2.376% due 11/25/2036 •	335	327
2.396% due 02/25/2037 •	462	195
2.396% due 07/25/2037 •	2,540	2,309
2.466% due 06/25/2036 •	8,440	8,295
2.566% due 03/25/2036 •	400	389
3.041% due 06/25/2035 •	105	104
3.166% due 10/25/2037 •	386	333
South Carolina Student Loan Corp.
3.321% due 09/03/2024 •	480	484
Specialty Underwriting & Residential Finance Trust
2.366% due 09/25/2037 •	134	83
2.366% due 11/25/2037 •	949	672
2.486% due 04/25/2037 •	236	151
3.191% due 12/25/2035 •	348	348
SpringCastle America Funding LLC
3.050% due 04/25/2029	8,528	8,501
Staniford Street CLO Ltd.
3.514% due 06/15/2025 •	12,232	12,246
Structured Asset Investment Loan Trust
2.366% due 09/25/2036 •	291	283
2.406% due 03/25/2036 •	569	543
2.816% due 01/25/2036 •	313	310
3.116% due 05/25/2035 •	600	601
3.146% due 09/25/2034 •	822	817
3.341% due 07/25/2033 •	65	65
3.491% due 12/25/2034 •	1,138	1,120
Structured Asset Securities Corp. Mortgage Loan Trust
2.351% due 07/25/2036 •	8,911	8,707
2.356% due 09/25/2036 •	159	159
2.366% due 09/25/2036 •	142	139
2.376% due 03/25/2036 •	12	12
2.386% due 12/25/2036 •	201	196
2.426% due 02/25/2037 •	735	725
2.446% due 01/25/2037 •	2,600	1,843
2.466% due 09/25/2036 •	200	197
3.116% due 08/25/2037 •	238	242
3.216% due 08/25/2037 •	660	666
Structured Asset Securities Corp. Trust
2.676% due 09/25/2035 •	700	664
THL Credit Wind River CLO Ltd.
3.209% due 10/15/2027 •	300	299
3.789% due 01/15/2026 •	10,500	10,517
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 Ø	5,731	5,696
VOLT LLC
3.250% due 06/25/2047 Ø	8,495	8,459
WaMu Asset-Backed Certificates WaMu Trust
2.441% due 05/25/2037 •	11,654	11,212

Wells Fargo Home Equity Asset-Backed Securities Trust
2.546% due 05/25/2036 •	300	296
3.161% due 03/25/2035 •	1,000	1,006
3.161% due 11/25/2035 •	200	200
3.791% due 02/25/2035 •	200	202

Total Asset-Backed Securities (Cost $485,228)		509,821

SOVEREIGN ISSUES 0.6%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,000	7,164

Total Sovereign Issues (Cost $6,968)		7,164

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (g) 0.7%		9,639

U.S. TREASURY BILLS 0.0%
2.050% due 11/08/2018 (b)(c)(l)	397	396

Total Short-Term Instruments (Cost $10,035)		10,035

Total Investments in Securities (Cost $1,850,092)		1,889,615

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	1,000,012	9,887

Total Short-Term Instruments (Cost $9,887)		9,887

Total Investments in Affiliates (Cost $9,887)		9,887

Total Investments 145.7% (Cost $1,859,979)		$1,899,502
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $(3,682))		(1,100)
Other Assets and Liabilities, net (45.6)%		(594,518)

Net Assets 100.0%		$1,303,884

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	02/15/2039	03/14/2017	$450	$442	0.03%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$3,039	U.S. Treasury Notes 2.750% due 07/31/2023	$(3,105)	$3,039	$3,040
NOM	2.300	09/28/2018	10/01/2018	6,600	U.S. Treasury Bonds 3.625% due 02/15/2044	(6,725)	6,600	6,601

Total Repurchase Agreements						$(9,830)	$9,639	$9,641

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	2.140%	07/19/2018	10/19/2018	$(4,376)	$(4,396)

Total Reverse Repurchase Agreements					$(4,396)

(h)	Securities with an aggregate market value of $4,316 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(292,591) at a weighted average interest rate of 1.733%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,635	$395,915	$(861)	$82	$0
U.S. Treasury 5-Year Note December Futures	12/2018	3,265	367,236	(2,983)	179	0
U.S. Treasury 10-Year Note December Futures	12/2018	518	61,529	(49)	16	0

				$(3,893)	$277	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond December Futures	12/2018	209	$(36,654)	$365	$2	$(117)
United Kingdom Long Gilt December Futures	12/2018	383	(60,374)	733	5	(80)

				$1,098	$7	$(197)

Total Futures Contracts				$(2,795)	$284	$(197)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2023	1.419%	$1,000	$167	$(11)	$156	$0	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$28,800	$(1,331)	$381	$(950)	$0	$(21)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020	$240,000	$(4,898)	$1,094	$(3,804)	$57	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	88,200	3,405	276	3,681	0	(42)
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	95,000	(410)	1,754	1,344	0	(44)

						$(1,903)	$3,124	$1,221	$57	$(86)

Total Swap Agreements						$(3,067)	$3,494	$427	$57	$(109)

(j)

Securities with an aggregate market value of $9,340 and cash of $3,149 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2018	ILS	1,840		$501	$0	$(6)
BPS	10/2018	EUR	7,628		8,982	125	0
	10/2018		$44,797	EUR	38,033	0	(639)
	11/2018	EUR	38,033		$44,905	640	0
	12/2018	KRW	25,119,481		22,486	0	(202)
CBK	10/2018	EUR	30,405		35,544	243	0
	10/2018		$2,844	MXN	53,822	22	0
GLM	10/2018		5,376	ARS	211,277	0	(328)
	11/2018		12,178	RUB	784,517	0	(256)
JPM	10/2018		21,007	GBP	15,946	0	(223)
	11/2018	GBP	15,946		$21,036	223	0
	11/2018		$1,095	CAD	1,433	15	0
MYI	11/2018	AUD	28,474		$20,810	221	0
SCX	10/2018		$1,094	GBP	830	0	(13)
SOG	10/2018	GBP	16,776		$21,621	0	(246)

Total Forward Foreign Currency Contracts						$1,489	$(1,913)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	$1.500	11/16/2018	$62,000	$2	$0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2048	68.000	11/06/2018	100,000	4	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	70.000	11/06/2018	50,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	72.000	11/06/2018	100,000	4	0

Total Purchased Options					$12	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	2.130%	$1,200	$(80)	$34	$0	$(46)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	6,700	(270)	(136)	0	(406)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.130	9,600	48	(26)	22	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	4,600	(291)	13	0	(278)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	3,400	(30)	29	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	300	(3)	2	0	(1)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	100	(1)	0	0	(1)

Total Swap Agreements							$(627)	$(84)	$22	$(733)

(l)

Securities with an aggregate market value of $1,388 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$442	$442
Corporate Bonds & Notes
Banking & Finance	0	243,896	0	243,896
Industrials	0	73,987	0	73,987
Utilities	0	2,960	0	2,960
Municipal Bonds & Notes
California	0	4,742	0	4,742
Illinois	0	2,960	0	2,960
Ohio	0	1,214	0	1,214
Pennsylvania	0	9,856	0	9,856
Texas	0	916	0	916
Virginia	0	18,711	0	18,711
West Virginia	0	23,421	0	23,421
U.S. Government Agencies	0	624,654	0	624,654
U.S. Treasury Obligations	0	102,698	0	102,698
Non-Agency Mortgage-Backed Securities	0	252,138	0	252,138
Asset-Backed Securities	0	508,771	1,050	509,821
Sovereign Issues	0	7,164	0	7,164
Short-Term Instruments
Repurchase Agreements	0	9,639	0	9,639
U.S. Treasury Bills	0	396	0	396
	$0	$1,888,123	$1,492	$1,889,615

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,887	$0	$0	$9,887

Total Investments	$9,887	$1,888,123	$1,492	$1,899,502

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	284	57	0	341
Over the counter	0	1,511	0	1,511
	$284	$1,568	$0	$1,852

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(197)	(109)	0	(306)
Over the counter	0	(2,646)	0	(2,646)
	$(197)	$(2,755)	$0	$(2,952)

Total Financial Derivative Instruments	$87	$(1,187)	$0	$(1,100)

Totals	$9,974	$1,886,936	$1,492	$1,898,402

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series R

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.7% ¤
CORPORATE BONDS & NOTES 8.2%
BANKING & FINANCE 5.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$100
4.625% due 10/30/2020		100	102
Ally Financial, Inc.
3.500% due 01/27/2019		400	401
Deutsche Bank AG
4.250% due 10/14/2021		1,400	1,395
Goldman Sachs Group, Inc.
3.534% (US0003M + 1.200%) due 09/15/2020 ~		1,400	1,422
ING Bank NV
2.625% due 12/05/2022		400	389
International Lease Finance Corp.
5.875% due 04/01/2019		100	101
6.250% due 05/15/2019		100	102
8.250% due 12/15/2020		100	109
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		200	201
7.000% due 06/27/2019 •(c)(d)	GBP	400	531
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		$200	201
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	1	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		155	25
Realkredit Danmark A/S
2.500% due 07/01/2047		112	18
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		$300	302
4.519% due 06/25/2024 •		200	200
UBS AG
2.637% due 12/07/2018 •		900	900
2.907% due 06/08/2020 •		1,000	1,005

			7,504

INDUSTRIALS 0.8%
BAT Capital Corp.
2.909% due 08/14/2020 •		300	301
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		200	200
eBay, Inc.
2.750% due 01/30/2023		300	289
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~		300	300

			1,090

UTILITIES 2.0%
AT&T, Inc.
3.289% (US0003M + 0.950%) due 07/15/2021 ~		300	304
5.150% due 02/15/2050		300	284
5.300% due 08/15/2058		100	96
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	120	140
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		$570	571
Petrobras Global Finance BV
4.375% due 05/20/2023		200	190
5.999% due 01/27/2028		490	453
6.125% due 01/17/2022		68	70
7.375% due 01/17/2027		500	507

Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		100	100

			2,715

Total Corporate Bonds & Notes (Cost $11,383)			11,309

U.S. GOVERNMENT AGENCIES 20.5%
Fannie Mae
2.661% due 02/25/2037 •		35	35
2.947% due 10/01/2044 •		5	5
3.500% due 12/01/2045 - 01/01/2048		800	788
Fannie Mae, TBA
3.000% due 11/01/2048		300	287
3.500% due 10/01/2048 - 11/01/2048		13,400	13,174
4.000% due 11/01/2048		13,800	13,916
Freddie Mac
4.079% due 09/01/2036 •		42	44
4.238% due 07/01/2036 •		49	51

Total U.S. Government Agencies (Cost $28,320)			28,300

U.S. TREASURY OBLIGATIONS 104.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2019		1,146	1,140
0.125% due 04/15/2020 (f)		7,366	7,272
0.125% due 04/15/2021		638	629
0.125% due 01/15/2022 (f)(h)(j)		857	836
0.125% due 04/15/2022		1,744	1,695
0.125% due 01/15/2023		1,301	1,260
0.125% due 07/15/2024 (f)		12,066	11,598
0.125% due 07/15/2026		2,565	2,421
0.250% due 01/15/2025 (f)		8,224	7,896
0.375% due 07/15/2025		1,968	1,907
0.500% due 01/15/2028		4,915	4,721
0.625% due 07/15/2021		671	669
0.625% due 04/15/2023		2,262	2,234
0.625% due 01/15/2024		3,895	3,844
0.625% due 01/15/2026 (f)		12,642	12,379
0.625% due 02/15/2043 (j)		438	399
0.750% due 02/15/2042		1,662	1,563
0.750% due 02/15/2045		3,103	2,891
0.875% due 02/15/2047		5,288	5,064
1.000% due 02/15/2046		4,552	4,501
1.000% due 02/15/2048		9,244	9,140
1.250% due 07/15/2020		842	852
1.375% due 02/15/2044		6,326	6,790
1.750% due 01/15/2028 (f)		20,034	21,464
1.875% due 07/15/2019		2,006	2,032
2.000% due 01/15/2026		1,921	2,068
2.125% due 02/15/2040 (f)		268	325
2.125% due 02/15/2041		2,532	3,085
2.375% due 01/15/2025		3,904	4,255
2.500% due 01/15/2029 (f)		10,903	12,545
3.375% due 04/15/2032		589	766
3.625% due 04/15/2028		3,256	4,047
3.875% due 04/15/2029		2,000	2,579

Total U.S. Treasury Obligations (Cost $148,141)			144,867

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Citigroup Mortgage Loan Trust
2.265% due 06/25/2047 •		585	586
Countrywide Alternative Loan Trust
2.360% due 12/20/2046 ^•		1,148	989
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	155	165
GSR Mortgage Loan Trust
3.902% due 09/25/2035 ~		$29	29
HarborView Mortgage Loan Trust
2.765% due 06/20/2035 •		527	524
IndyMac Mortgage Loan Trust
3.056% due 05/25/2034 •		1,299	1,229
MortgageIT Trust
3.221% due 12/25/2034 •		24	24
Residential Accredit Loans, Inc. Trust
2.396% due 06/25/2046 •		249	115
Swan Trust
3.160% due 04/25/2041 •	AUD	216	156

Total Non-Agency Mortgage-Backed Securities (Cost $3,539)			3,817

ASSET-BACKED SECURITIES 7.0%
Asset-Backed Funding Certificates Trust
2.816% due 10/25/2034 •		$22	22

CIT Mortgage Loan Trust
3.566% due 10/25/2037 •		629	636
Citigroup Mortgage Loan Trust
2.296% due 01/25/2037 •		213	155
2.361% due 09/25/2036 •		672	651
Citigroup Mortgage Loan Trust, Inc.
2.676% due 10/25/2035 •		500	467
Countrywide Asset-Backed Certificates Trust
2.746% due 02/25/2036 •		500	498
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		308	312
Dryden Senior Loan Fund
3.239% due 10/15/2027 •		700	700
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •		1,600	1,600
First Franklin Mortgage Loan Trust
3.041% due 01/25/2035 •		29	30
Home Equity Asset Trust
3.071% due 08/25/2034 •		98	98
Long Beach Mortgage Loan Trust
2.676% due 01/25/2046 •		6	6
Massachusetts Educational Financing Authority
3.285% due 04/25/2038 •		58	59
Morgan Stanley ABS Capital, Inc. Trust
2.876% due 01/25/2035 •		268	264
Mountain View CLO Ltd.
3.157% due 10/13/2027 •		200	199
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.726% due 05/25/2035 •		1,300	1,246
RAAC Trust
2.556% due 08/25/2036 •		100	100
Saxon Asset Securities Trust
2.936% due 05/25/2035 •		42	38
Sound Point CLO Ltd.
3.199% due 04/15/2027 •		600	599
Structured Asset Securities Corp. Mortgage Loan Trust
3.216% due 08/25/2037 •		50	50
Venture CLO Ltd.
3.111% due 02/28/2026 •		1,650	1,642
VOLT LLC
3.125% due 09/25/2047 Ø		375	372

Total Asset-Backed Securities (Cost $9,544)			9,744

SOVEREIGN ISSUES 15.9%
Argentina Government International Bond
5.875% due 01/11/2028		320	254
6.875% due 01/26/2027		730	622
30.131% (BADLARPP) due 10/04/2022 ~	ARS	100	4
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		1,596	37
43.077% (ARLLMONP) due 06/21/2020 ~		14,879	420
Australia Government International Bond
1.250% due 02/21/2022 (b)	AUD	861	639
3.000% due 09/20/2025 (b)		1,892	1,576
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (a)	BRL	40,092	9,775
Canadian Government Real Return Bond
4.250% due 12/01/2026 (b)	CAD	917	915
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	50	63
3.750% due 07/26/2023		130	171
3.875% due 05/06/2022		110	143
4.250% due 11/04/2025		120	164
Denmark Government International Bond
0.100% due 11/15/2023 (b)	DKK	11,689	1,949
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2019 (b)	EUR	686	822
Mexico Government International Bond
7.750% due 05/29/2031	MXN	8,021	420
New Zealand Government International Bond
2.000% due 09/20/2025 (b)	NZD	428	300
2.500% due 09/20/2035 (b)		417	312
3.000% due 09/20/2030 (b)		1,272	992
Qatar Government International Bond
3.875% due 04/23/2023		$300	303
5.103% due 04/23/2048		200	208
United Kingdom Gilt
0.125% due 03/22/2046 (b)	GBP	137	274
0.125% due 08/10/2048 (b)		113	235
0.125% due 11/22/2056 (b)		145	344
0.125% due 11/22/2065 (b)		150	417
0.750% due 11/22/2047		27	64

1.875% due 11/22/2022 (b)	315	483

Total Sovereign Issues (Cost $24,119)		21,906

SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS (e) 3.4%
		4,742

Total Short-Term Instruments (Cost $4,742)		4,742

Total Investments in Securities (Cost $229,788)		224,685

Total Investments 162.7% (Cost $229,788)		$224,685
Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $(638))		605
Other Assets and Liabilities, net (63.1)%		(87,159)

Net Assets 100.0%		$138,131

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$642	U.S. Treasury Notes 1.250% due 07/31/2023	$(657)	$642	$642
TDM	2.340	09/28/2018	10/01/2018	4,100	U.S. Treasury Notes 2.000% due 04/30/2024	(4,223)	4,100	4,101

Total Repurchase Agreements						$(4,880)	$4,742	$4,743

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	2.270%	08/28/2018	11/29/2018	$(26,703)	$(26,760)
	2.320	09/18/2018	10/18/2018	(1,532)	(1,533)
	4.540	08/28/2018	11/29/2018	(11,757)	(11,782)
TDM	2.100	08/03/2018	10/05/2018	(21,597)	(21,671)
	2.140	08/07/2018	10/09/2018	(4,311)	(4,326)

Total Sale-Buyback Transactions					$(66,072)

(f)	Securities with an aggregate market value of $65,642 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(92,605) at a weighted average interest rate of 1.828%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(152) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$120.250	11/23/2018	4	$4	$0	$0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	120.500	11/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	121.000	11/23/2018	35	35	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	110.500	11/23/2018	31	31	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	111.000	11/23/2018	9	9	0	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	110.000	11/23/2018	84	84	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	164.000	11/23/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	165.000	11/23/2018	7	7	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	166.000	11/23/2018	11	11	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	170.000	11/23/2018	7	7	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	175.000	11/23/2018	3	3	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	178.000	11/23/2018	57	57	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	189.000	11/23/2018	1	1	0	0

					$2	$0

Total Purchased Options					$2	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$120.000	10/26/2018	11	$11	$(7)	$(14)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	8	8	(4)	(3)
Put - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	13	13	(10)	(25)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.500	10/26/2018	5	5	(1)	(1)

					$(22)	$(43)

Total Written Options					$(22)	$(43)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2	$487	$(2)	$0	$0
90-Day Eurodollar December Futures	12/2019	2	484	(3)	0	0
90-Day Eurodollar June Futures	06/2019	2	485	(3)	0	0
90-Day Eurodollar March Futures	03/2019	2	486	(2)	0	0
90-Day Eurodollar September Futures	09/2019	2	485	(3)	0	0
Euro-Bund 10-Year Bond December Futures	12/2018	32	5,900	(25)	14	(2)
Japan Government 10-Year Bond December Futures	12/2018	1	1,321	(1)	1	(1)
U.S. Treasury 10-Year Note December Futures	12/2018	115	13,660	(188)	4	0

				$(227)	$19	$(3)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note December Futures	12/2018	10	$(804)	$1	$0	$(1)
Australia Government 10-Year Bond December Futures	12/2018	7	(652)	5	0	(3)
Call Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	16	(5)	3	0	(3)
Euro-BTP Italy Government Bond December Futures	12/2018	14	(2,013)	42	79	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	69	(12,101)	71	1	(29)
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	9	(12)	(3)	5	0
U.S. Treasury 5-Year Note December Futures	12/2018	41	(4,612)	37	0	(2)
U.S. Treasury 10-Year Ultra December Futures	12/2018	29	(3,654)	67	0	0
U.S. Treasury 30-Year Bond December Futures	12/2018	67	(9,414)	272	11	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	1	(154)	4	0	0
United Kingdom Long Gilt December Futures	12/2018	29	(4,571)	45	0	(6)

				$544	$96	$(44)

Total Futures Contracts				$317	$115	$(47)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR	110	$2	$0	$2	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	Quarterly	12/20/2021	EUR	1,900	$(33)	$(16)	$(49)	$0	$0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		5,200	(146)	14	(132)	1	0

						$(179)	$(2)	$(181)	$1	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,190	$2	$180	$182	$5	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,100	3	68	71	5	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(30)	(26)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$10,580	199	(31)	168	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		7,200	16	(209)	(193)	4	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		4,700	6	(132)	(126)	2	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		6,100	(236)	(22)	(258)	3	0
Pay (6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		2,000	0	(38)	(38)	1	0
Pay (6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	(39)	(39)	1	0
Pay (6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	(39)	(39)	1	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,000	(24)	(60)	(84)	2	0
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		2,300	(10)	94	84	0	0
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,900	(23)	239	216	0	(1)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		1,600	(3)	92	89	0	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		11,500	193	374	567	0	(2)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		12,200	112	280	392	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,140	(32)	139	107	0	(1)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		6,980	(21)	50	29	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	116	25	141	0	(1)
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		3,300	38	65	103	0	(2)
Receive (6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		6,800	0	23	23	1	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		370	37	36	73	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		500	60	4	64	1	0
Pay	3-Month USD-LIBOR	3.090	Semi-Annual	09/13/2048		1,380	0	(21)	(21)	0	(2)
Receive (6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		160	0	7	7	0	0
Receive (6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		100	0	4	4	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	7,630	123	69	192	0	(12)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		1,090	(7)	10	3	0	(8)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	390,000	(7)	14	7	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		170,000	(3)	10	7	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		180,000	(10)	4	(6)	0	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023	EUR	2,400	0	(3)	(3)	4	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		600	0	(4)	(4)	1	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		620	0	1	1	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	0	(1)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	(2)	(1)	1	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		$1,700	0	12	12	3	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,400	0	17	17	1	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	0	16	16	1	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		900	30	4	34	0	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	23	3	26	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		3,240	0	21	21	0	(2)
Pay	CPURNSA	2.220	Maturity	04/13/2023		2,240	0	9	9	0	0
Pay	CPURNSA	2.263	Maturity	04/27/2023		720	0	1	1	0	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		510	0	1	1	0	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		770	0	0	0	0	(1)
Receive	CPURNSA	1.730	Maturity	07/26/2026		900	(48)	(6)	(54)	0	0
Receive	CPURNSA	1.762	Maturity	08/30/2026		1,100	(54)	(6)	(60)	0	0
Receive	CPURNSA	1.800	Maturity	09/12/2026		1,900	(19)	(80)	(99)	1	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(36)	(4)	(40)	0	0
Receive	CPURNSA	1.805	Maturity	09/12/2026		600	(27)	(4)	(31)	0	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		1,300	(63)	(7)	(70)	0	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		1,650	4	(10)	(6)	2	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		510	0	(1)	(1)	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		770	0	0	0	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		770	0	0	0	0	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(2)	(2)	1	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	150	0	1	1	0	0
Pay	FRCPXTOB	1.150	Maturity	08/15/2020		1,120	1	3	4	0	(1)
Pay	FRCPXTOB	1.315	Maturity	08/15/2020		3,240	0	12	12	1	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		600	0	2	2	0	(1)
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		430	0	0	0	1	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		1,670	0	3	3	3	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		240	0	1	1	0	0
Receive	FRCPXTOB	1.621	Maturity	07/15/2028		1,230	0	5	5	1	0
Receive	FRCPXTOB	3.513	Maturity	09/15/2028	GBP	600	0	1	1	0	0
Receive	FRCPXTOB	3.500	Maturity	09/15/2033		190	0	(2)	(2)	0	0
Receive	UKRPI	3.190	Maturity	04/15/2030		1,500	(85)	31	(54)	0	(1)
Receive	UKRPI	3.350	Maturity	05/15/2030		1,800	(18)	20	2	0	0
Receive	UKRPI	3.400	Maturity	06/15/2030		1,000	17	(8)	9	1	0
Receive	UKRPI	3.325	Maturity	08/15/2030		3,950	(39)	(25)	(64)	0	0
Receive	UKRPI	3.140	Maturity	04/15/2031		40	(4)	0	(4)	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		1,870	(2)	(19)	(21)	0	(2)
Receive	UKRPI	3.358	Maturity	04/15/2035		700	(24)	11	(13)	0	(2)
Pay	UKRPI	3.585	Maturity	10/15/2046		980	(73)	32	(41)	4	0
Pay	UKRPI	3.428	Maturity	03/15/2047		1,210	78	11	89	4	0

							$194	$1,201	$1,395	$57	$(49)

Total Swap Agreements							$17	$1,199	$1,216	$58	$(49)

(h)

Securities with an aggregate market value of $229 and cash of $2,080 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	PLN	446		$119	$0	$(2)
	10/2018		$4,132	AUD	5,694	0	(16)
	10/2018		1,915	DKK	12,153	0	(23)
	11/2018	AUD	5,694		$4,133	16	0
	11/2018		$549	GBP	420	0	(1)
	01/2019	DKK	12,153		$1,932	23	0
BPS	10/2018	ARS	2,712		71	6	0
	10/2018	BRL	852		219	8	0
	10/2018		$123	ARS	4,969	0	(4)
	10/2018		213	BRL	852	0	(2)
	10/2018		1,797	EUR	1,526	0	(26)
	10/2018		553	GBP	420	0	(5)
	11/2018	EUR	1,526		$1,802	26	0
	12/2018	KRW	731,536		655	0	(6)
	12/2018	TWD	10,068		330	0	(1)
	01/2019	BRL	15,832		4,271	380	0
CBK	10/2018	CAD	2,238		1,732	0	0
	10/2018	EUR	1,526		1,784	12	0
	10/2018		$1,786	GBP	1,356	0	(19)
	01/2019	BRL	4,391		$1,155	76	0
DUB	10/2018		852		213	2	0
	10/2018		$208	BRL	852	2	0
	11/2018	BRL	852		$208	0	(3)
FBF	12/2018	SGD	454		333	0	0
GLM	10/2018	AUD	4,960		3,589	3	0
	10/2018	GBP	4,001		5,212	0	(3)
HUS	10/2018		$1,726	CAD	2,238	7	0
	10/2018		1,614	NZD	2,425	0	(6)
	11/2018	CAD	2,238		$1,727	0	(7)
	11/2018	NZD	2,425		1,614	6	0
	11/2018		$139	GBP	106	0	0
	12/2018	CNH	5,177		$759	9	0
IND	11/2018		$767	COP	2,348,420	25	0
JPM	10/2018	AUD	734		$528	0	(2)
	10/2018	JPY	200,100		1,773	12	0
	10/2018	MXN	3,230		172	0	0
	10/2018		$3,485	GBP	2,645	0	(37)
	11/2018	GBP	2,645		$3,490	37	0
	11/2018		$1,777	JPY	200,100	0	(12)
	01/2019	BRL	18,500		$4,982	435	0
MSB	01/2019		$1,621	BRL	6,100	0	(122)
RYL	10/2018	NZD	2,425		$1,626	19	0
SCX	10/2018	DKK	12,155		1,919	27	0
	12/2018		$497	IDR	7,387,126	0	(6)
	01/2019	BRL	7,469		$2,006	171	0
SSB	10/2018		$1,803	JPY	200,100	0	(42)
UAG	11/2018		647	RUB	41,533	0	(16)

Total Forward Foreign Currency Contracts						$1,302	$(361)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	$70.000	11/06/2018	$17,000	$1	$0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	72.000	11/06/2018	9,800	0	0

					$1	$0

Total Purchased Options					$1	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900%	11/21/2018	EUR	1,800	$(3)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus BRL	BRL	4.000	10/17/2018	$650	$(15)	$(19)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020		$32,200	$(287)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		1,500	(19)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,200	(55)	(6)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$6,500	(47)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		500	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		4,800	(54)	(2)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		2,100	(39)	(3)

							$(505)	$(11)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$3,100	$(18)	$(11)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (1)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$25,000	$(19)	$(33)

Total Written Options						$(560)	$(75)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.844%	$300	$(21)	$14	$0	$(7)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	1,200	(83)	57	0	(26)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130	400	(26)	11	0	(15)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	200	(14)	10	0	(4)

							$(144)	$92	$0	$(52)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$220	$(7)	$10	$3	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	500	(22)	27	5	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	180	(6)	8	2	0

						$(35)	$45	$10	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.560%	Maturity	12/17/2020		$1,700	$0	$51	$51	$0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	2,240	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		480	0	(2)	0	(2)
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$5,000	103	(481)	0	(378)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	4,230	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,740	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		890	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		370	0	(1)	0	(1)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		2,150	0	0	0	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		460	0	0	0	0
MYC	Pay	CPURNSA	1.548	Maturity	12/21/2020		$4,000	0	122	122	0
	Pay	CPURNSA	1.800	Maturity	07/20/2026		600	0	(32)	0	(32)
	Pay	CPURNSA	1.805	Maturity	09/20/2026		300	0	(15)	0	(15)

								$103	$(356)	$175	$(428)

Total Swap Agreements								$(76)	$(219)	$185	$(480)

(j)

Securities with an aggregate market value of $441 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,504	$0	$7,504
Industrials	0	1,090	0	1,090
Utilities	0	2,715	0	2,715
U.S. Government Agencies	0	28,300	0	28,300
U.S. Treasury Obligations	0	144,867	0	144,867
Non-Agency Mortgage-Backed Securities	0	3,817	0	3,817
Asset-Backed Securities	0	9,744	0	9,744
Sovereign Issues	0	21,906	0	21,906
Short-Term Instruments
Repurchase Agreements	0	4,742	0	4,742

Total Investments	$0	$224,685	$0	$224,685

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	115	58	0	173
Over the counter	0	1,487	0	1,487
	$115	$1,545	$0	$1,660

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47)	(92)	0	(139)
Over the counter	0	(916)	0	(916)

	$(47)	$(1,008)	$0	$(1,055)

Total Financial Derivative Instruments	$68	$537	$0	$605

Totals	$68	$225,222	$0	$225,290

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series TE

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.9% ¤
MUNICIPAL BONDS & NOTES 100.3%
ALABAMA 1.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	$800	$842

ARIZONA 2.8%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2028	250	283
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2010
5.000% due 07/01/2028	1,000	1,051
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,089

		2,423

CALIFORNIA 13.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,266
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	945	955
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	1,000	1,107
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,059
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (b)	3,000	3,349
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2057	900	1,000
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,300	1,472

		11,208

COLORADO 2.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,314

CONNECTICUT 2.7%
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2029	110	125
Connecticut State General Obligation Bonds, Series 2018
5.000% due 06/15/2035	1,000	1,098
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,109

		2,332

FLORIDA 2.3%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,405
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	616

		2,021

GEORGIA 1.1%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
2.170% (0.67*US0001M + 0.750%) due 04/01/2048 ~	1,000	995

ILLINOIS 11.6%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,000	1,065
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	1,500	1,674
Chicago, Illinois General Obligation Notes, Series 2016
5.000% due 01/01/2024	1,000	1,074
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,000	999
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,000	1,004

Illinois State General Obligation Bonds, Series 2018
5.000% due 05/01/2036	1,000	1,038
5.000% due 05/01/2042	1,000	1,028
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,113

		9,995

INDIANA 0.6%
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	499

KANSAS 2.5%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,152

MASSACHUSETTS 5.1%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,067
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2053	1,000	1,074
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,230

		4,371

MICHIGAN 3.7%
Michigan Finance Authority Revenue Notes, Series 2014
4.000% due 10/01/2024	2,000	2,077
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2024	1,000	1,112

		3,189

MISSOURI 1.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
3.215% due 06/01/2031	475	475
3.273% due 06/01/2031	1,000	1,000

		1,475

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2032	1,000	1,082

NEVADA 1.4%
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.125% due 06/01/2058	1,250	1,246

NEW JERSEY 8.1%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2042	1,250	1,352
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017
5.000% due 03/01/2026	250	282
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.110% (MUNIPSA + 1.550%) due 09/01/2027 ~	500	497
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	1,500	1,609
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,104
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 06/15/2031	500	549
New Jersey Turnpike Authority Revenue Notes, Series 2017
2.180% (0.7*US0001M + 0.700%) due 01/01/2024 ~	1,000	1,005
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	569

		6,967

NEW MEXICO 0.7%
Albuquerque Municipal School District No.12, New Mexico General Obligation Bonds, Series 2017
5.000% due 08/01/2027	500	584

NEW YORK 8.7%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	1,340	1,477
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	992
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,248

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2033	1,000	1,097
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,725

		7,539

NORTH CAROLINA 1.2%
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,075

PENNSYLVANIA 5.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,131
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	1,000	1,015
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	1,000	1,097
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (b)	1,000	1,097

		4,340

PUERTO RICO 1.7%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.086% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	949
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	500	567

		1,516

RHODE ISLAND 2.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,062
5.000% due 06/01/2050	1,000	1,043

		2,105

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	225

TEXAS 15.0%
Austin, Texas Airport System Revenue Bonds, Series 2017
5.000% due 11/15/2046	1,000	1,110
Irving Hospital Authority, Texas Revenue Bonds, Series 2017
2.660% (MUNIPSA + 1.100%) due 10/15/2044 ~	1,000	1,003
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	1,000	1,018
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	630	661
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2025	1,000	1,149
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,120
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,000	5,753
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2049 (a)	1,000	1,140

		12,954

WASHINGTON 2.5%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (b)	500	513
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.960% (MUNIPSA + 1.400%) due 01/01/2035 ~	500	508
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	1,000	1,102

		2,123

WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,109

Total Municipal Bonds & Notes (Cost $84,335)		86,681

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (c) 0.6%		550

Total Short-Term Instruments (Cost $550)		550

Total Investments in Securities (Cost $84,885)		87,231

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	270,549	2,675

Total Short-Term Instruments (Cost $2,675)		2,675

Total Investments in Affiliates (Cost $2,675)		2,675

Total Investments 104.0% (Cost $87,560)		$89,906
Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $0)		(2)
Other Assets and Liabilities, net (4.0)%		(3,443)

Net Assets 100.0%		$86,461

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$550	U.S. Treasury Notes 1.250% due 07/31/2023	$(564)	$550	$550

Total Repurchase Agreements						$(564)	$550	$550

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	58	$(6,889)	$84	$0	$(2)

Total Futures Contracts				$84	$0	$(2)

Cash of $160 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$842	$0	$842
Arizona	0	2,423	0	2,423
California	0	11,208	0	11,208
Colorado	0	2,314	0	2,314
Connecticut	0	2,332	0	2,332
Florida	0	2,021	0	2,021
Georgia	0	995	0	995
Illinois	0	9,995	0	9,995
Indiana	0	499	0	499
Kansas	0	2,152	0	2,152
Massachusetts	0	4,371	0	4,371
Michigan	0	3,189	0	3,189
Missouri	0	1,475	0	1,475
Nebraska	0	1,082	0	1,082
Nevada	0	1,246	0	1,246
New Jersey	0	6,967	0	6,967
New Mexico	0	584	0	584
New York	0	7,539	0	7,539
North Carolina	0	1,075	0	1,075
Pennsylvania	0	4,340	0	4,340
Puerto Rico	0	1,516	0	1,516
Rhode Island	0	2,105	0	2,105
Tennessee	0	225	0	225
Texas	0	12,954	0	12,954
Washington	0	2,123	0	2,123
Wisconsin	0	1,109	0	1,109
Short-Term Instruments
Repurchase Agreements	0	550	0	550
	$0	$87,231	$0	$87,231

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,675	$0	$0	$2,675

Total Investments	$2,675	$87,231	$0	$89,906

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(2)	$0	$0	$(2)

Total Financial Derivative Instruments	$(2)	$0	$0	$(2)

Totals	$2,673	$87,231	$0	$89,904

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio less any liabilities by the total number of shares outstanding of that Portfolio.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S Securities and Exchange Commission ( “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by Pacific Investment Management Company LLC (the Adviser”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2018, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. The table below shows the Portfolios’ transactions in and earnings from these affiliated issuers for the period ended September 30, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
Fixed Income Shares: Series C	$0	$115,630	$(115,500)	$2	$0	$132	$29	$0
Fixed Income SHares: Series LD	0	24,205	(24,090)	0	0	115	5	0
Fixed Income Shares: Series M	0	115,884	(106,000)	3	0	9,887	184	0
Fixed Income SHares - Series TE	0	13,934	(11,260)	1	0	2,675	34	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Capital Markets LLC
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	SCX	Standard Chartered Bank
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SOG	Societe Generale
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
BSN	Bank of Nova Scotia	JPM	JP Morgan Chase Bank N.A.	TOR	Toronto Dominion Bank
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index	UKRPI	United Kingdom Retail Prices Index
BP0003M	3 Month GBP-LIBOR	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0001M	1 Month USD Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	ISDA	International Swaps and Derivatives Association, Inc.
CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	BAM	Build America Mutual Assurance
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	NCUA	National Credit Union Administration	TBA	To-Be-Announced
BBR	Bank Bill Rate	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles
BTP	Buoni del Tesoro Poliennali	OIS	Overnight Index Swap	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	YOY	Year-Over-Year

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018